(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND III: GROWTH & INCOME PORTFOLIO
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS



MARKET ENVIRONMENT                  3    A review of what happened in world markets
                                         during the last year.

PERFORMANCE                         4    How the fund has done over time.

INVESTMENTS                         5    A complete list of the fund's investments with their
                                         market values.

FINANCIAL STATEMENTS                8    Statements of assets and liabilities, operations, and
                                         changes in net assets, as well as financial highlights.

NOTES                               10   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   12   The auditors' opinion.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
MARKET ENVIRONMENT


Most stock and bond markets posted positive returns in 1996, aided by moderate growth and low inflation. Sustained corporate earnings growth and a favorable interest rate environment also proved beneficial. Japan, however, was the major exception as an underperforming stock market and a weak yen undermined returns for U.S.-based investors. The strongest gains came from the often-volatile emerging bond markets in 1996, while performance of the bond markets of developed countries was mixed.
U.S. STOCK MARKETS
The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 22.96% for the 12 months that ended December 31, 1996, well above the index's long-term average annual return of about 12%. The Russell 2000 Index - a measure of small stock performance - rose 16.49%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 28.70%, closing above 6500 for the first time in November.
The U.S. stock market spent much of the past year breaking price and trading volume records. Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. Large-capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy.
Most industry sectors experienced positive, if not strong performance. At mid-year, technology stocks suffered from a sell-off sparked by fears that company earnings were weakening. Nevertheless, this sector proved to be the strongest in the U.S. market in 1996. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor manufacturers, companies that make disk drives and monitors, and software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, financial stocks
- usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Energy stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed re-entry of Iraq into the world market. Uncertainty over the direction of the economy benefited consumer nondurables - such as food, beverage and tobacco companies - health care and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments.
Utilities stocks struggled in 1996 for two reasons. First, and most important, uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. Second, stocks in the sector tend to move in concert with bonds, which lagged due to periodic inflation fears and confusing economic signals. Stocks in the telecommunications field especially were affected by uncertainty over legislation signed into law in February 1996. Biotechnology issues had a hard time recovering from a correction in stock prices from overvalued levels that they experienced earlier in 1996. Cyclical stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for companies in the specific sector rather than the direction of the economy. FOREIGN STOCK MARKETS
Foreign stock markets posted mixed results in 1996. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australia and the Far East - returned 6.05% in 1996. Europe posted the most consistently strong equity markets due to stronger economic growth, lower interest rates, higher corporate earnings, the relative weakness of the continent's major currencies and a new emphasis on shareholder friendliness by many of the region's corporations. The MSCI Europe Index was up 21.09% in 1996. The Japanese stock market underperformed on the weakness of the economic recovery and the uncertainty for any substantial economic reform. The Tokyo Stock Exchange TOPIX Total Return Index was off 16.26%. Emerging market equity performance ran the gamut from negative to positive, with the MSCI Emerging Markets Free Index returning 6.03% for 1996. While Hong Kong was a top performer - benefiting from the rising value of the property sector, solid economic growth and stable interest rates - other Asian markets posted mixed returns as concerns rose over declining export growth in the region. Latin America enjoyed a strong first half, but faded toward the end of 1996 due to low domestic savings rates and inefficient governments, among other factors. U.S. BOND MARKETS
Uncertainty over the direction of the economy led to mixed performance in U.S. bond markets in 1996. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market
- posted a total return of 3.63%. Stronger-than-expected economic signals rattled the bond market in the early spring. Investors spent most of the summer anticipating a short-term interest rate increase by the Federal Reserve Board. However, the Fed neither raised nor lowered rates through the end of 1996. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock markets may be overvalued.
FOREIGN BOND MARKETS
While low inflation and moderate growth helped provide a positive backdrop for most bond markets in 1996, performance in overseas bond markets was mixed. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 3.62% for the 12 months that ended December 31, 1996. In Europe, focus centered on the continuing progress toward the European Monetary Union (EMU). Attractive opportunities arose as countries worked to meet the requirements for joining the EMU. However, Germany and Japan - two of the larger components of the Salomon Brothers World Government Bond Index - experienced currency problems that hurt returns. In stark contrast to the developed world, the often-volatile emerging debt markets enjoyed a particularly strong year, helped by inflows of foreign capital, low interest rates and the implementation of country-specific reforms - especially in Latin America. The J.P. Morgan Emerging Markets Bond Index - of which Latin America is a large component - posted a return of 34.16% during the period.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old, and the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of growth in the long run and volatility in the short run. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

General Electric Co.                    2.0

International Business Machines Corp.   1.6

British Petroleum PLC ADR               1.5

AlliedSignal, Inc.                      1.4

Philip Morris Companies, Inc.           1.2

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 19966
              % OF FUND'S
              INVESTMENTS

Finance       7.4

Health        5.2

Nondurables   4.7

Technology    4.5

Energy        3.9

ASSET ALLOCATION AS OF DECEMBER 31, 1996 *
Row: 1, Col: 1, Value: 51.4
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 46.1
Stocks  48.0%
Bonds  0.6%
Short-term investments 51.4%
FOREIGN INVESTMENTS 3.4%
*
(% OF FUND'S INVESTMENTS)


FUND FACTS
GOAL: high total return through a combination of current income and capital appreciation by investing mainly in equity securities
START DATE: December 31, 1996
SIZE: as of December 31, 1996, more than $989 thousand
MANAGER: Beth Terrana, since December
1996, joined Fidelity in 1983
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 48.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.6%
Boeing Co.   200 $ 21,261
Lockheed Martin Corp.   100  9,150
  30,411
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   100  4,813
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   100  7,050
TOTAL AEROSPACE & DEFENSE   42,274
BASIC INDUSTRIES - 3.5%
CHEMICALS & PLASTICS - 3.0%
du Pont (E.I.) de Nemours & Co.   100  9,438
Monsanto Co.   500  19,438
Praxair, Inc.   400  18,450
Raychem Corp.   100  8,013
Sealed Air Corp. (a)  100  4,163
  59,502
PAPER & FOREST PRODUCTS - 0.5%
Kimberly-Clark Corp.   100  9,525
TOTAL BASIC INDUSTRIES   69,027
CONGLOMERATES - 3.0%
AlliedSignal, Inc.   400  26,800
American Standard Companies, Inc. (a)  100  3,825
Tyco International Ltd.   400  21,150
United Technologies Corp.   100  6,600
  58,375
CONSTRUCTION & REAL ESTATE - 1.4%
BUILDING MATERIALS - 0.9%
Armstrong World Industries, Inc.   100  6,950
Masco Corp.   300  10,800
  17,750
REAL ESTATE - 0.3%
Rouse Co. (The)  200  6,350
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Public Storage, Inc.   100  3,100
TOTAL CONSTRUCTION & REAL ESTATE   27,200
DURABLES - 1.0%
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   100  8,288
CONSUMER ELECTRONICS - 0.6%
Harman International Industries, Inc.   100  5,563
Newell Co.   200  6,300
  11,863
TOTAL DURABLES   20,151
ENERGY - 3.9%
ENERGY SERVICES - 1.0%
Halliburton Co.   100  6,025
Schlumberger Ltd.   100  9,988
Weatherford Enterra, Inc. (a)  100  3,000
  19,013
OIL & GAS - 2.9%
Anadarko Petroleum Corp.   100  6,475
British Petroleum PLC ADR  200  28,275

 SHARES VALUE (NOTE 1)
Mobil Corp.   100 $ 12,225
Texaco, Inc.   100  9,813
  56,788
TOTAL ENERGY   75,801
FINANCE - 7.4%
BANKS - 5.0%
Bank of Boston Corp.   200  12,850
Bank of New York Co., Inc.   300  10,125
BankAmerica Corp.   200  19,950
Bankers Trust New York Corp.   100  8,625
Chase Manhattan Corp.   200  17,850
Citicorp  200  20,600
First Bank System, Inc.   100  6,825
  96,825
CREDIT & OTHER FINANCE - 0.5%
Household International, Inc.   100  9,225
FEDERAL SPONSORED CREDIT - 1.1%
Federal Home Loan
 Mortgage Corporation  100  11,013
Federal National Mortgage Association  300  11,175
  22,188
INSURANCE - 0.8%
Allstate Corp.   100  5,788
Travelers Group, Inc. (The)  200  9,075
  14,863
TOTAL FINANCE   143,101
HEALTH - 5.2%
DRUGS & PHARMACEUTICALS - 2.7%
Bristol-Myers Squibb Co.   100  10,875
Glaxo PLC sponsored ADR  200  6,350
Merck & Co., Inc.   100  7,925
Schering-Plough Corp.   100  6,475
SmithKline Beecham PLC ADR  200  13,600
Warner-Lambert Co.   100  7,500
  52,725
MEDICAL EQUIPMENT & SUPPLIES - 1.7%
Boston Scientific Corp. (a)  100  6,000
Johnson & Johnson  200  9,950
McKesson Corp.   100  5,600
Medtronic, Inc.   100  6,800
Nellcor, Inc. (a)  100  2,188
Pall Corp.   100  2,550
  33,088
MEDICAL FACILITIES MANAGEMENT - 0.8%
Columbia/HCA Healthcare Corp.   300  12,225
Integrated Health Services, Inc.   100  2,438
  14,663
TOTAL HEALTH   100,476
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  100  3,438
INDUSTRIAL MACHINERY & EQUIPMENT - 3.6%
ELECTRICAL EQUIPMENT - 2.9%
Duracell International, Inc.   100  6,988
Emerson Electric Co.   100  9,675
General Electric Co.   400  39,550
  56,213
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Illinois Tool Works, Inc.   100 $ 7,988
Stanley Works  200  5,400
  13,388
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   69,601
MEDIA & LEISURE - 2.1%
BROADCASTING - 0.6%
Evergreen Media Corp. Class A (a)  100  2,500
Infinity Broadcasting Corp. Class A (a)  200  6,725
Jacor Communications, Inc. Class A (a)  100  2,738
  11,963
ENTERTAINMENT - 0.4%
Disney (Walt) Co.   100  6,963
LEISURE DURABLES & TOYS - 0.2%
Hasbro, Inc.   100  3,888
LODGING & GAMING - 0.1%
Host Marriott Corp. (a)  100  1,600
PUBLISHING - 0.6%
Meredith Corp.   100  5,275
Times Mirror Co. Class A  100  4,975
World Color Press, Inc. (a)  100  1,925
  12,175
RESTAURANTS - 0.2%
McDonald's Corp.   100  4,525
TOTAL MEDIA & LEISURE   41,114
NONDURABLES - 4.7%
AGRICULTURE - 0.3%
Pioneer Hi-Bred International, Inc.   100  7,000
FOODS - 0.6%
Campbell Soup Co.   100  8,025
Sara Lee Corp.   100  3,725
  11,750
HOUSEHOLD PRODUCTS - 2.6%
Avon Products, Inc.   200  11,425
Gillette Co.   100  7,775
Premark International, Inc.   100  2,225
Procter & Gamble Co.   100  10,750
Unilever NV ADR  100  17,525
  49,700
TOBACCO - 1.2%
Philip Morris Companies, Inc.   200  22,525
TOTAL NONDURABLES   90,975
PRECIOUS METALS - 0.2%
Getchell Gold Corp. (a)  100  3,838
RETAIL & WHOLESALE - 2.7%
APPAREL STORES - 0.2%
Gap, Inc.   100  3,013
DRUG STORES - 0.6%
CVS Corp.   200  8,275
Revco (D.S.), Inc. (a)  100  3,700
  11,975

 SHARES VALUE (NOTE 1)
GENERAL MERCHANDISE STORES - 1.0%
Consolidated Stores Corp. (a)  600 $ 19,275
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Home Depot, Inc. (The)  100  5,013
Lowe's Companies, Inc.   100  3,550
Toys "R" Us, Inc. (a)  300  9,000
  17,563
TOTAL RETAIL & WHOLESALE   51,826
SERVICES - 0.9%
ADVERTISING - 0.5%
Omnicom Group, Inc.   200  9,150
PRINTING - 0.3%
Deluxe Corp.   200  6,550
SERVICES - 0.1%
Service Corp. International  100  2,800
TOTAL SERVICES   18,500
TECHNOLOGY - 4.5%
COMMUNICATIONS EQUIPMENT - 0.3%
Cisco Systems, Inc. (a)  100  6,363
COMPUTER SERVICES & SOFTWARE - 0.6%
Automatic Data Processing, Inc.   100  4,288
Ceridian Corp. (a)  200  8,100
  12,388
COMPUTERS & OFFICE EQUIPMENT - 3.2%
Bay Networks, Inc. (a)  100  2,088
Bell & Howell Co. (a)  100  2,375
Compaq Computer Corp. (a)  100  7,425
Diebold, Inc.   100  6,288
Hewlett-Packard Co.   100  5,025
International Business Machines Corp.   200  30,200
Pitney Bowes, Inc.   100  5,450
Silicon Graphics, Inc. (a)  100  2,550
  61,401
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   100  8,025
TOTAL TECHNOLOGY   88,177
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.5%
AMR Corp. (a)  100  8,813
RAILROADS - 0.4%
Burlington Northern Santa Fe Corp.   100  8,638
TOTAL TRANSPORTATION   17,451
UTILITIES - 0.6%
ELECTRIC UTILITY - 0.2%
Portland General Corp.   100  4,200
GAS - 0.4%
Enron Corp.   200  8,625
TOTAL UTILITIES   12,825
TOTAL COMMON STOCKS
 (Cost $944,692)   934,150
CONVERTIBLE BONDS - 0.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
Nine West Group, Inc.
 5 1/2%, 7/15/03 (b) B+ $ 3,000 $ 2,978
MEDIA & LEISURE - 0.3%
LODGING & GAMING - 0.3%
HFS, Inc. 4 1/2%, 10/1/99 Baa3  2,000  6,615
SERVICES - 0.1%
First Financial Management Corp.
 5%, 12/15/99 A2  1,000  1,730
TOTAL CONVERTIBLE BONDS
 (Cost $11,113)   11,323
CASH EQUIVALENTS - 51.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97 (Note 3) $ 1,000,375  1,000,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,955,805)  $ 1,945,473
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,978 or 0.3% of net assets.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $955,805 and $0, respectively.
INCOME TAX INFORMATION
At December 31, 1996 the aggregate cost of investment securities for income tax purposes was $1,955,805. Net unrealized depreciation aggregated $10,332, of which $1,222 related to appreciated investment securities and $11,554 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in                         $ 1,945,473
securities, at
value
(including
repurchase
agreements
of
$1,000,000)
(cost
$1,955,805)
- See
accompanyin
g schedule

Cash                                   10

Interest                               307
receivable

Receivable                             7,688
from
investment
adviser for
expense
reductions

 TOTAL ASSETS                          1,953,478

LIABILITIES

Payable for               $ 955,919
investments
purchased

Accrued                    20
management
fee

Other payables             7,708
and accrued
expenses

 TOTAL                                 963,647
LIABILITIES

NET ASSETS                            $ 989,831

Net Assets
consist of:

Paid in capital                       $ 1,000,010

Undistributed                          153
net
investment
income

Net unrealized                         (10,332
appreciation                          )
(depreciation
) on
investments

NET ASSETS, for                       $ 989,831
100,001
shares
outstanding

NET ASSET                              $9.90
VALUE,
offering price
and
redemption
price per
share
($989,831 (divided by)
100,001
shares)

STATEMENT OF OPERATIONS
 DECEMBER 31, 1996 (COMMENCEMENT
 OF OPERATIONS)

INVESTMENT                   $ 193
INCOME
Interest

EXPENSES

Management         $ 20
fee

Transfer agent      50
fees

Accounting          238
fees and
expenses

Custodian fees      417
and
expenses

Registration        303
fees

Audit               6,700

 Total              7,728
expenses
before
reductions

 Expense            (7,688    40
reductions         )

NET                           153
INVESTMENT
INCOME

Change in net                 (10,332
unrealized                   )
appreciation
(depreciation
) on
investment
securities

NET GAIN (LOSS)               (10,332
                             )

NET INCREASE                 $ (10,179
(DECREASE)                   )
IN NET ASSETS
RESULTING
FROM
OPERATIONS

OTHER                        $ 7,688
INFORMATION
Expense
reductions
 FMR
reimburseme
nt

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   DECEMBER 31,
                                    1996
                                    (COMMENCEMENT
                                    OF OPERATIONS)

Operations        $ 153
Net
investment
income

 Change in         (10,332
net               )
unrealized
appreciation
(depreciation
)

 NET INCREASE      (10,179
(DECREASE)        )
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Share              1,000,010
transactions
Net proceeds
from sales of
shares

 NET INCREASE      1,000,010
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIO
NS

  TOTAL            989,831
INCREASE
(DECREASE)
IN NET ASSETS


NET ASSETS

 Beginning of      -
period

 End of period    $ 989,831
(including
undistribute
d net
investment
income of
$153)

OTHER              100,001
INFORMATION
Shares sold


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
             DECEMBER 31,
             1996
             (COMMENCEMENT
             OF OPERATIONS)

SELECTED
PER-SHARE
DATA

Net asset        $ 10.00
value,
beginning of
period

Income from
Investment
Operations

 Net realized     (.10)
and
unrealized
gain (loss)

 Total from       (.10)
investment
operations



Net asset        $ 9.90
value, end of
period

TOTAL             (1.00)%
RETURN B, C

RATIOS AND
SUPPLEMENT
AL DATA

Net assets,      $ 990
end of period
(000 omitted)

Ratio of          1.00% A,
expenses to       D
average net
assets

Ratio of net      3.89% A
investment
income to
average net
assets

Portfolio         0% A
turnover rate

Average          $ .0120
commission
rate E

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT
CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE
CHARGES WOULD REDUCE THE TOTAL
RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE
NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
E A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Growth and Income Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments was $1,000,375 at 6.75 %. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED DECEMBER 31, 1996, DUE JANUARY 2, 1997
Number of dealers or banks 20
Maximum amount with one dealer or bank 17.6%
Aggregate principal amount of agreements $19,054,743,000
Aggregate maturity amount of agreements $19,061,891,381
Aggregate market value of transferred assets $19,440,451,571
Coupon rates of transferred assets 0.0% to 15.75%
Maturity dates of transferred assets 1/15/97 to 11/15/26
4. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other Information" at the end of the fund's schedule of investments.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. For the period, the management fee was equivalent to an annualized rate of .50% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-advisers, Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc., each a wholly owned subsidiary of FMR, receive a fee from FMR of 110% and 105% respectively, of costs incurred in connection with each sub-advisory agreement.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of 1.27% of average net assets. ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the months plus out-of-pocket expenses.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.00% of average net assets.
For the period, the reduction under this arrangement is shown under the caption "Other Information" on the fund's Statement of Operations.
7. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of 100% of the outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund III and the Shareholders of Growth & Income Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth & Income Portfolio (a fund of Variable Insurance Products Fund III) at December 31, 1996, and the results of its operations, the changes in its net assets, and the financial highlights for December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Growth & Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
February 11, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
London, England
Fidelity Management & Research (Far East) Inc.,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Beth Terrana, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A., New York, NY

(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS FUND III
(FORMERLY FIDELITY ADVISOR ANNUITY FUND)
MONEY MARKET FUND
GOVERNMENT INVESTMENT FUND
HIGH YIELD FUND
BALANCED PORTFOLIO (FORMERLY INCOME & GROWTH FUND)
GROWTH OPPORTUNITIES PORTFOLIO
 (FORMERLY GROWTH OPPORTUNITIES FUND)
OVERSEAS FUND
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS



MARKET ENVIRONMENT                  3    A REVIEW OF WHAT HAPPENED DURING THE PAST YEAR

MONEY MARKET FUND                   4    PERFORMANCE
                                    5    FUND TALK: THE MANAGER'S OVERVIEW
                                    6    INVESTMENTS
                                    8    FINANCIAL STATEMENTS

GOVERNMENT INVESTMENT FUND          10   PERFORMANCE AND INVESTMENT SUMMARY
                                    11   FUND TALK: THE MANAGER'S OVERVIEW
                                    12   INVESTMENTS
                                    14   FINANCIAL STATEMENTS

HIGH YIELD FUND                     16   PERFORMANCE AND INVESTMENT SUMMARY
                                    17   FUND TALK: THE MANAGER'S OVERVIEW
                                    18   INVESTMENTS
                                    23   FINANCIAL STATEMENTS

BALANCED PORTFOLIO                  25   PERFORMANCE AND INVESTMENT SUMMARY
                                    26   FUND TALK: THE MANAGER'S OVERVIEW
                                    27   INVESTMENTS
                                    35   FINANCIAL STATEMENTS

GROWTH OPPORTUNITIES PORTFOLIO      37   PERFORMANCE AND INVESTMENT SUMMARY
                                    38   FUND TALK: THE MANAGER'S OVERVIEW
                                    39   INVESTMENTS
                                    43   FINANCIAL STATEMENTS

OVERSEAS FUND                       45   PERFORMANCE AND INVESTMENT SUMMARY
                                    46   FUND TALK: THE MANAGER'S OVERVIEW
                                    47   INVESTMENTS
                                    51   FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS       53   NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS   57   THE AUDITORS' OPINION.

DISTRIBUTIONS                       58


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
MARKET ENVIRONMENT


Most stock and bond markets posted positive returns in 1996, aided by moderate growth and low inflation. Sustained corporate earnings growth and a favorable interest rate environment also proved beneficial. Japan, however, was the major exception as an underperforming stock market and a weak yen undermined returns for U.S.-based investors. The strongest gains came from the often-volatile emerging bond markets in 1996, while performance of the bond markets of developed countries was mixed.
U.S. STOCK MARKETS
The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 22.96% for the 12 months that ended December 31, 1996, well above the index's long-term average annual return of about 12%. The Russell 2000 Index - a measure of small stock performance - rose 16.49%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 28.70%, closing above 6500 for the first time in November.
The U.S. stock market spent much of the past year breaking price and trading volume records. Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. Large-capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy.
Most industry sectors experienced positive, if not strong performance. At mid-year, technology stocks suffered from a sell-off sparked by fears that company earnings were weakening. Nevertheless, this sector proved to be the strongest in the U.S. market in 1996. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor manufacturers, companies that make disk drives and monitors, and software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, financial stocks
- usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Energy stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed re-entry of Iraq into the world market. Uncertainty over the direction of the economy benefited consumer nondurables - such as food, beverage and tobacco companies - health care and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments.
Utilities stocks struggled in 1996 for two reasons. First, and most important, uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. Second, stocks in the sector tend to move in concert with bonds, which lagged due to periodic inflation fears and confusing economic signals. Stocks in the telecommunications field especially were affected by uncertainty over legislation signed into law in February 1996. Biotechnology issues had a hard time recovering from a correction in stock prices from overvalued levels that they experienced earlier in 1996. Cyclical stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for companies in the specific sector rather than the direction of the economy. FOREIGN STOCK MARKETS
Foreign stock markets posted mixed results in 1996. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australia and the Far East - returned 6.05% in 1996. Europe posted the most consistently strong equity markets due to stronger economic growth, lower interest rates, higher corporate earnings, the relative weakness of the continent's major currencies and a new emphasis on shareholder friendliness by many of the region's corporations. The MSCI Europe Index was up 21.09% in 1996. The Japanese stock market underperformed on the weakness of the economic recovery and the uncertainty for any substantial economic reform. The Tokyo Stock Exchange TOPIX Total Return Index was off 16.26%. Emerging market equity performance ran the gamut from negative to positive, with the MSCI Emerging Markets Free Index returning 6.03% for 1996. While Hong Kong was a top performer - benefiting from the rising value of the property sector, solid economic growth and stable interest rates - other Asian markets posted mixed returns as concerns rose over declining export growth in the region. Latin America enjoyed a strong first half, but faded toward the end of 1996 due to low domestic savings rates and inefficient governments, among other factors. U.S. BOND MARKETS
Uncertainty over the direction of the economy led to mixed performance in U.S. bond markets in 1996. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market
- posted a total return of 3.63%. Stronger-than-expected economic signals rattled the bond market in the early spring. Investors spent most of the summer anticipating a short-term interest rate increase by the Federal Reserve Board. However, the Fed neither raised nor lowered rates through the end of 1996. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock markets may be overvalued.
FOREIGN BOND MARKETS
While low inflation and moderate growth helped provide a positive backdrop for most bond markets in 1996, performance in overseas bond markets was mixed. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 3.62% for the 12 months that ended December 31, 1996. In Europe, focus centered on the continuing progress toward the European Monetary Union (EMU). Attractive opportunities arose as countries worked to meet the requirements for joining the EMU. However, Germany and Japan - two of the larger components of the Salomon Brothers World Government Bond Index - experienced currency problems that hurt returns. In stark contrast to the developed world, the often-volatile emerging debt markets enjoyed a particularly strong year, helped by inflows of foreign capital, low interest rates and the implementation of country-specific reforms - especially in Latin America. The J.P. Morgan Emerging Markets Bond Index - of which Latin America is a large component - posted a return of 34.16% during the period.
VARIABLE INSURANCE PRODUCTS FUND III: MONEY MARKET FUND
PERFORMANCE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend or income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996          PAST 1   LIFE OF
                                         YEAR     FUND

Money Market                             5.31%    5.25%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had achieved that return by performing at a constant rate each year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 4, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results.
YIELD
   4/3/96 6/26/96 10/2/96 12/30/96

 Money Market  5.10% 5.15% 5.19% 5.02%

 MMDA  2.71% 2.66% 2.67% 2.64%
Row: 1, Col: 1, Value: 5.56
Row: 1, Col: 2, Value: 2.83
Row: 2, Col: 1, Value: 5.13
Row: 2, Col: 2, Value: 2.71
Row: 3, Col: 1, Value: 5.159999999999999
Row: 3, Col: 2, Value: 2.66
Row: 4, Col: 1, Value: 5.3
Row: 4, Col: 2, Value: 2.67
Money Market
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
VARIABLE INSURANCE PRODUCTS FUND III: MONEY MARKET FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Bob Litterst, Portfolio
Manager of Money
Market Fund
Q. BOB, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR?
A. It has gone through some interesting changes. At the beginning of the period, the economy was growing slowly, inflationary pressures were mild and it seemed a balanced budget agreement was in the offing. The Federal Reserve Board reduced short-term rates in January, and market participants were optimistic that additional rate cuts would occur in the months ahead. But things changed dramatically, beginning with Fed Chairman Alan Greenspan's Congressional testimony in February suggesting that market expectations of further rate cuts were excessive. February's employment report then came in well above most analysts' predictions, depicting a much stronger labor market than previously thought. Stronger economic signals caused participants to revise their expectations regarding monetary policy, and short-term rates rose. Ultimately, the economy grew at a 4.7% annual rate in the second quarter, well above a non-inflationary pace. As a result, short-term interest rates rose higher through the second quarter and into the summer.
Q. BUT THE FED DIDN'T RAISE RATES . . .
A. That's right, for two reasons. First, the key inflation indices were well-behaved. Rising wages didn't get translated into higher prices. And second, the Fed anticipated a slowdown in economic activity in the second half of the year. Minutes from the Fed's Open Market Committee meetings indicated that the Fed did adopt a tightening bias in July and maintained it through its November meeting. Nonetheless, the Fed did not take direct action on short-term interest rates. During September and October, the market breathed a sigh of relief as the Fed's economic projections turned out to be correct. Job growth decelerated, third quarter gross domestic product (GDP) slowed sharply and inflation numbers were reassuring. With the economy slowing and inflation subdued, tightening fears subsided and short-term rates retraced their earlier rise.
Q. WHAT HAS YOUR STRATEGY BEEN THROUGH THIS FLUCTUATING MARKET?
A. At the start of the period, the fund's average maturity was 60 days because I felt rates were on a downward trend and I wanted to lock in higher yields. When market sentiment shifted and rates rose in anticipation of an increase in the federal funds rate, I shortened the average maturity somewhat - to help me position the fund so I could reinvest at ever-higher yields as the fund's existing holdings matured. In the summer, I shortened the maturity further to the 50-day range because the potential for Fed tightening was strong, and, again, I wanted to be able to obtain higher yields going forward. From that point, I increased the average maturity of the fund by purchasing some securities further out on the yield curve that I felt were factoring in the worst case scenario regarding potential Fed tightening. At the end of September, the fund's average maturity was back out to 60 days, reflecting my opinion that Fed policy would remain steady for the foreseeable future. Since that time, I've kept the maturity in the 50-60 day range.
Q. WHAT DO YOU SEE LOOKING OUT OVER THE NEXT SEVERAL MONTHS?
A. The consumer retrenched a great deal in the third quarter after contributing to strong GDP growth in the first half of the year. The debate at this point is whether this slowdown is a "pause to refresh" or the beginning of a new trend where consumers are too debt-strapped to keep on spending. Recent economic data suggest that fourth-quarter real GDP growth may be stronger than initially expected, led by consumption, trade and construction spending. Nevertheless, I expect Fed monetary policy to be stable at least through the first quarter of 1997. If the economy grows at an above-trend pace and/or wage and price pressures accelerate, expectations of tightening should reappear. On the other hand, I think it's unlikely the Fed will ease because of concern about tight labor market conditions and rising wage pressures. Additionally, in December Greenspan warned of "irrational exuberance" in the equity markets, a condition that probably would not cause the Fed to increase rates, but might restrict its ability to ease if the economy weakens.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: income and share price stability by investing in high-quality, short-term investments
START DATE: January 4, 1995
SIZE: as of December 31, 1996, more than $29 million
MANAGER: Robert Litterst, since January 1995;
joined Fidelity in 1992
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: MONEY MARKET FUND
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investments in Securities


BANKERS' ACCEPTANCES - 4.9%
  ANNUALIZED
  YIELD AT
 DUE TIME OF PRINCIPAL VALUE
DATE PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
6/9/97 5.54% $ 1,500,000 $ 1,464,358
CERTIFICATES OF DEPOSIT - 16.9%
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 13.5%
Bayerische Landesbank Girozentrale
1/22/97 5.53  1,000,000  1,000,000
Societe Generale, France
5/15/97 5.50  1,000,000  1,000,415
Sumitomo Bank, Ltd.
1/13/97 5.55  1,000,000  1,000,000
Westpac Banking Corp.
3/4/97 5.85  1,000,000  998,880
  3,999,295
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 3.4%
Credit Suisse
2/13/97 5.46  1,000,000  999,996
TOTAL CERTIFICATES OF DEPOSIT   4,999,291
COMMERCIAL PAPER - 45.6%
Abbey National, North America
3/10/97 5.76  1,000,000  989,422
American Brands, Inc.
1/27/97 6.01  420,000  418,196
Caisse d'Amortissement de la Dette Sociale
6/24/97 5.60  1,000,000  973,900
Chrysler Financial Corporation
1/27/97 5.51  1,000,000  996,064
2/24/97 5.60  400,000  396,676
Commerzbank U.S. Finance, Inc.
1/10/97 5.75  600,000  599,160
Den Danske Corp., Inc.
2/10/97 5.60  862,000  856,781
Electronic Data Systems
1/24/97 5.68  900,000  896,752
Enterprise Funding Corp.
2/24/97 5.46  521,000  516,780
Ford Motor Credit Corp.
3/24/97 5.66  1,000,000  987,472
General Electric Capital Corp.
1/17/97 6.07  1,275,000  1,271,572
General Motors Acceptance Corp.
2/25/97 5.71  500,000  495,761
Generale Bank
2/5/97 5.57  1,000,000  994,730
Glaxo Wellcome, PLC
2/18/97 5.50  1,000,000  992,734
J.C. Penney Funding Corp.
2/10/97 5.50  1,000,000  993,945

  ANNUALIZED
  YIELD AT
 DUE TIME OF PRINCIPAL VALUE
DATE PURCHASE AMOUNT (NOTE 1)
National Australia Funding, Inc.
6/16/97 5.57% $ 700,000 $ 682,506
Norfolk Southern Corp.
2/4/97 5.45  136,000  135,312
Walt Disney Company
4/28/97 5.55%  100,000  98,235
Westpac Capital Corp.
2/18/97 5.80  200,000  198,494
TOTAL COMMERCIAL PAPER   13,494,492
FEDERAL AGENCIES (A) - 1.7%
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS
1/2/97 4.97  500,000  500,000
BANK NOTES - 10.0%
KEY BANK OF NEW YORK
1/2/97 4.93 (a)  1,000,000  999,607
KEYBANK NATIONAL ASSOCIATION
1/2/97 5.69 (a)  500,000  499,806
OLD KENT BANK (MICHIGAN)
3/7/97 5.46  750,000  752,066
PNC BANK
1/8/97 5.56 (a)  700,000  699,808
TOTAL BANK NOTES   2,951,287
MASTER NOTES (A) - 6.8%
Goldman Sachs Group, L.P. (The) (c)
2/8/97 5.50  1,000,000  1,000,000
J.P. Morgan Securities
1/7/97 5.60  1,000,000  1,000,000
TOTAL MASTER NOTES   2,000,000
MEDIUM-TERM NOTES (A) - 10.1%
General Motors Acceptance Corp.
2/1/97 5.50  1,000,000  1,000,000
Merrill Lynch & Co., Inc.
1/21/97 5.62  1,000,000  999,870
Morgan Stanley Group, Inc.
1/2/97 4.95  1,000,000  1,000,000
TOTAL MEDIUM-TERM NOTES   2,999,870
SHORT-TERM NOTES  (A)(B)- 3.4%
Liquid Asset Backed Securities Trust (1996-1)
1/15/97 5.63   1,000,000  1,000,000
REPURCHASE AGREEMENTS - 0.6%Amount
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (U.S. Treasury Obligations)
 dated 12/31/96 due 1/2/97:
 At 7.32%  $ 186,076 $ 186,000
TOTAL INVESTMENTS - 100%  $ 29,595,298
Total Cost for Income Tax Purposes  $ 29,595,298
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,000,000 or 3.3% of net assets.
3. Restricted security; subject to resale restrictions.
VARIABLE INSURANCE PRODUCTS FUND III: MONEY MARKET FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in                        $ 29,595,298
securities, at
value
(including
repurchase
agreements
of $186,000)
-
See
accompanyin
g schedule

Cash                                  119,440

Interest                              258,197
receivable

 TOTAL ASSETS                         29,972,935

LIABILITIES

Accrued                    $ 4,752
management
fee

Other payables              27,667
and
accrued
expenses

 TOTAL                                32,419
LIABILITIES

NET ASSETS                           $ 29,940,516

Net Assets
consist of:

Paid in capital                      $ 29,940,522

Accumulated                           (6
net realized                         )
gain (loss) on
investments

NET ASSETS, for                      $ 29,940,516
29,940,522
shares
outstanding

NET ASSET                             $1.00
VALUE,
offering price

and
redemption
price per
share
($29,940,516
(divided by) 29,940,522
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1996

INTEREST                     $ 1,843,505
INCOME

EXPENSES

Management        $ 67,435
fee

Transfer agent     20,697
fees

Accounting         40,056
fees and
expenses

Non-interested     179
trustees'
compensatio
n

Custodian fees     2,595
and
expenses

Audit              22,079

Miscellaneous      745

 Total             153,786
expenses
before
reductions

 Expense           (711       153,075
reductions        )

NET INTEREST                  1,690,430
INCOME

NET REALIZED                  81
GAIN (LOSS)
 ON
INVESTMENTS

NET INCREASE                 $ 1,690,511
IN NET ASSETS
RESULTING
FROM
OPERATIONS

OTHER                        $ 711
INFORMATION
Expense
reductions
 Custodian
interest
credits

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 4, 1995
                                    DECEMBER 31,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   DECEMBER 31,
                                                   1995

Operations          $ 1,690,430     $ 574,410
Net interest
income

 Net realized        81              (87)
gain (loss)

 NET INCREASE        1,690,511       574,323
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (1,690,430)     (574,410)
shareholders
from net
interest
income

Share                36,041,110      37,951,030
transactions
at net asset
value of
$1.00 per
share
Proceeds
from sales of
shares

 Reinvestmen         1,690,430       556,876
t of
distributions
from net
interest
income

 Cost of             (36,765,530)    (9,533,394)
shares
redeemed

 NET INCREASE        966,010         28,974,512
(DECREASE)
IN NET
ASSETS AND
SHARES
RESULTING
FROM SHARE
TRANSACTIO
NS

  TOTAL              966,091         28,974,425
INCREASE
(DECREASE)
IN NET ASSETS


NET ASSETS

 Beginning of        28,974,425      -
period

 End of period      $ 29,940,516    $ 28,974,425


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          YEAR ENDED     JANUARY 4, 1995
                          DECEMBER 31,   (COMMENCEMENT
                                         OF OPERATIONS) TO
                                         DECEMBER 31,

SELECTED PER-SHARE DATA   1996           1995

Net asset        $ 1.000    $ 1.000
value,
beginning of
period

Income from       .052       .051
Investment
Operations
Net interest
income

Less
Distributions

 From net         (.052)     (.051)
interest
income

Net asset        $ 1.000    $ 1.000
value, end of
period

TOTAL             5.31%      5.17%
RETURN B, C

RATIOS AND
SUPPLEMENT
AL DATA

Net assets,      $ 29,941   $ 28,974
end of period
(000 omitted)

Ratio of          .47%       .74% 1.
expenses to                 , D
average net
assets

Ratio of net      5.19%      5.18% 1.
interest
income to
average net
assets

1. ANNUALIZED
2. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN.
3. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO
YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL
RETURNS SHOWN.
4. FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE
BEEN HIGHER.

VARIABLE INSURANCE PRODUCTS FUND III: GOVERNMENT INVESTMENT FUND
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996          PAST 1   LIFE OF
                                         YEAR     FUND

Government Investment                    1.80%    8.93%

Salomon Brothers Treasury/Agency Index   2.76%    10.31%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Although many of the fund's investments are guaranteed by the U.S. government, the fund itself is not guaranteed.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share price,
return, and yield of a fund that invests in bonds
will vary. That means if you sell your shares
during a market downturn, you might lose
money. But if you can ride out the market's ups
and downs, you may have a gain.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970108 162838 S00000000000001
             FA Annuity Govt Inv Fund    SB Treasury/Agency
             00614                       SB022
  1995/01/03      10000.00                    10000.00
  1995/01/31      10130.00                    10195.95
  1995/02/28      10350.00                    10409.66
  1995/03/31      10410.00                    10471.57
  1995/04/30      10530.00                    10606.50
  1995/05/31      10940.00                    11041.45
  1995/06/30      11010.00                    11125.12
  1995/07/31      10970.00                    11086.50
  1995/08/31      11080.00                    11213.22
  1995/09/30      11180.00                    11314.41
  1995/10/31      11340.00                    11490.83
  1995/11/30      11500.00                    11676.80
  1995/12/31      11654.15                    11838.58
  1996/01/31      11706.74                    11913.59
  1996/02/29      11454.30                    11675.91
  1996/03/31      11349.12                    11573.17
  1996/04/30      11264.97                    11482.40
  1996/05/31      11243.94                    11479.74
  1996/06/30      11370.15                    11624.43
  1996/07/31      11391.19                    11650.39
  1996/08/31      11370.15                    11626.20
  1996/09/30      11548.96                    11819.49
  1996/10/31      11790.88                    12087.57
  1996/11/30      11990.73                    12289.07
  1996/12/31      11863.43                    12165.02
IMATRL PRASUN   SHR__CHT 19961231 19970108 162840 R00000000000027

Let's say hypothetically that $10,000 was invested in Government Investment Fund on January 3, 1995, when the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $11,863
- an 18.63% increase on the initial investment. With reinvested dividends and capital gains, if any, the same $10,000 investment in the Salomon Brothers Treasury/Agency Index would have grown to $12,165 over the same period - a 21.65% increase.
INVESTMENT SUMMARY
COUPON DISTRIBUTION AS OF DECEMBER 31, 1996

                                                                                                                      % OF FUND'S
                                                                                                                      INVESTMENTS

Under 5%                                                                                                              2.0

5 - 5.99%                                                                                                             9.4

6 - 6.99%                                                                                                             35.8

7 - 7.99%                                                                                                             8.2

8 - 8.99%                                                                                                             23.9

9 - 9.99%                                                                                                             13.0

Over 10%                                                                                                              5.7

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING CASH EQUIVALENTS.


AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996



Years                                                                                                                    8.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL
PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.


DURATION AS OF DECEMBER 31, 1996



Years                                                                                                                    4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES
IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND
WITH A FIVE-YEAR DURATION IS
LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE
A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S
ACTUAL PERFORMANCE MAY
DIFFER FROM THIS EXAMPLE.


VARIABLE INSURANCE PRODUCTS FUND III: GOVERNMENT INVESTMENT FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Robert Ives, Portfolio Manager of Government Investment Fund
Q. HOW DID THE FUND PERFORM?
A. For the 12 months that ended December 31, 1996, the fund lagged the Salomon Brothers Treasury/Agency Index, which had a 12-month return of 2.76%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. One of the themes behind the bond market's performance in 1996 was the shifting tide of the economy. The first half of the year was characterized by a stronger-than-expected economy, punctuated by the release of surprisingly strong unemployment figures in February. As a result, bond yields were up across the board, and this hurt both the market and the fund. We then had a pretty good rally from September through November as the economy appeared to be slowing and the Federal Reserve Board did not raise interest rates. Toward the end of the year, with investors anticipating a continued economic slowdown, we witnessed a slight sell-off, as the economy turned out to be stronger than anticipated. The generally strong economy led to a drop in bond prices, which offset much of the income return of bonds during the year. In terms of the portfolio, the agency weighting contributed positively as spreads in that sector continued to tighten.
Q. THE MARKET SEEMED TO PAY PARTICULARLY CLOSE ATTENTION TO FED MONETARY POLICY. DID THIS AFFECT YOUR STRATEGY AT ALL?
A. No, not really. Because I'm not trying to ride the market's ups and downs, I don't place as much emphasis on short-term swings. I would say, though, that the scrutiny placed on the Fed was a bit more intense than in the past. If the Fed had increased rates, this would have been a negative development for the bond market. In an unpredictable environment like we've seen throughout the period, this scrutiny was not surprising.
Q. HOW DID THE COMPOSITION OF THE PORTFOLIO EVOLVE DURING THE PERIOD?
A. I didn't alter it too much. My agency weighting went up slightly as the environment for these issues continued to be favorable. As the period came to a close, my non-mortgage-related agency weighting was at 49.8%. I can't see going much higher than that. The fund's mortgage-backed positions declined, but the fund did realize good performance in that area. With mortgage securities, you generally get better performance in return for taking on additional risks, including prepayment risk.
Q. THE FUND HAS SIGNIFICANT EXPOSURES IN BONDS ISSUED BY THE PRIVATE EXPORT FUNDING CORP. (PEFCO) AND GUARANTEED TRUST CERTIFICATES (GTCS). WHAT'S THE STORY BEHIND THESE BONDS AND HOW DID THEY PERFORM?
A. Bonds issued by PEFCO and GTCs are typically good values for the income they can provide to the fund. PEFCO is an entity that increases the funding available for financing exports of U.S. goods and services by making dollar-denominated loans to foreign importers. GTCs help foreign buyers of U.S. military equipment finance purchases. Each of these holdings performed relatively well during the period, contributing positively to the fund's performance.
Q. WHAT'S YOUR OUTLOOK?
A. While the Fed felt that no interest rate changes were necessary, that may change in the near future. The economy is moving along at a decent pace
- not too fast and not too slow. This has been an unusual expansion in that growth has been relatively steady during this cycle. I think there's a likelihood that the Fed will tighten rates. In the short run, since the economy seems to be operating at the verge of full capacity, this could be a negative development for the fixed-income markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NOTE TO SHAREHOLDERS: Curt Hollingsworth became portfolio manager of the fund on February 3, 1997, after the period ended. Mr. Hollingsworth joined Fidelity in 1983 and manages various taxable bond funds.


FUND FACTS
GOAL: high current income by investing
primarily in obligations issued or guaranteed by the U.S. government
START DATE: January 3, 1995
SIZE: as of December 31, 1996, more than $22 million
MANAGER: Robert Ives, since 1995; joined
Fidelity in 1991
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GOVERNMENT INVESTMENT FUND
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 95.6%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
U.S. TREASURY OBLIGATIONS - 45.8%
6 1/8%, 3/31/98 $ 2,420,000 $ 2,431,713
6 7/8%, 8/31/99  1,520,000  1,551,829
12 3/4%, 11/15/10 (callable)  250,000  353,866
12%, 8/15/13 (callable)  632,000  904,057
8 7/8%, 2/15/19  3,895,000  4,835,292
  10,076,757
U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.8%
Farm Credit System Financial Assistance
 Corp. 9 3/8%, 7/21/03  602,000  692,866
Federal Agricultural Mortgage Corp.
 7.01%, 2/10/05  10,000  10,189
Federal Home Loan Bank :
 9.20%, 8/25/97  450,000  459,774
 8.60%, 8/25/99  300,000  318,048
 8.85%, 6/21/00  40,000  43,200
 6.46%, 8/24/00  220,000  221,443
 6 3/4%, 4/5/04  375,000  377,873
 7.38%, 8/5/04  110,000  114,968
 7.46%, 9/9/04  50,000  52,485
 7.70%, 9/20/04  40,000  42,538
 8.09%, 12/28/04  10,000  10,878
 7.59%, 3/10/05  10,000  10,581
Federal Home Loan Mortgage Corp.:
 5.51%, 2/5/99 (callable)  400,000  395,436
 5.76%, 6/9/00  250,000  246,250
 6.155%, 9/15/00  450,000  448,313
 7 3/4%, 11/7/01  500,000  527,890
 6.77%, 9/15/02  150,000  151,796
 8%, 1/26/05  20,000  21,634
Federal National Mortgage Association
 9.15%, 4/10/98  500,000  520,000
Financing Corporation 0%, 3/26/00  512,000  419,482
Government Trust Certificates (assets of
 Trust guaranteed by U.S. Government
 through Defense Security
 Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  1,052,600  1,126,682
  Class 2-E, 9.40%, 5/15/02  44,475  47,695
Guaranteed Export Trust Certificates
 (assets of Trust guaranteed by U.S.
 Government through Export-
 Import Bank):
  Series 1993-C, 5.20%, 10/15/04  7,111  6,821
  Series 1993-D, 5.23%, 5/15/05  14,468  13,835
  Series 1994-A, 7.12%, 4/15/06  8,552  8,760
  Series 1994-C, 6.61%, 9/15/99  2,150  2,167
Guaranteed Trade Trust Certificates (assets
 of Trust guaranteed by U.S. Government
 through Export-Import Bank)
 Series 1994-B, 7 1/2%, 1/26/06  8,661  8,995
Israel Export Trust Certificates Series 1994-1
 (assets of Trust guaranteed by U.S.
 Government through Export-Import Bank)
 6.88%, 1/26/03  15,294  15,485
Overseas Private Investment Corp. (U.S.
 Government guaranteed participation
 certificate) Series 1994-1995,
 6.08%, 8/15/04  140,000  137,453

  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
Private Export Funding Corp. secured:
 7.90%, 3/31/00 $ 400,000 $ 419,300
 5 1/2%, 3/15/01  600,000  582,108
 6.24%, 5/15/02  20,000  19,791
 5.65%, 3/15/03  263,250  258,485
 6.86%, 4/30/04  1,000,000  1,014,610
State of Israel (guaranteed by U.S.
 Government through Agency for
 International Development):
  5 1/4%, 3/15/98  100,000  99,371
  4 7/8%, 9/15/98  30,000  29,469
  6 1/8%, 8/15/99  150,000  150,033
  8%, 11/15/01  20,000  21,325
  6 1/4%, 8/15/02  352,000  348,871
  6 1/8%, 3/15/03  70,000  68,566
  6 5/8%, 2/15/04  180,000  179,710
  7 5/8%, 8/15/04  330,000  346,948
  5.89%, 8/15/05  485,000  460,360
  8 1/2%, 4/1/06  10,000  10,920
U.S. Government Guaranteed Notes
 Series 1992-A (Detroit,
 Michigan) 6.99%, 8/1/00  300,000  306,750
U.S. Housing & Urban Development
 6.98%, 8/1/05  180,000  182,975
  10,953,129
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $21,204,622)   21,029,886
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association:
 6.345%, 3/1/99   78,483  78,238
 6 1/2%, 2/1/10   1,810  1,795
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $80,601)   80,033
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
U.S. GOVERNMENT AGENCY - 2.0%
Federal Home Loan Mortgage Corporation
 planned amortization class Series 1727
 Class D, 6 1/2%, 8/15/14  190,000  190,950
Federal National Mortgage Association:
 Series 1994-M3 Class A,
  7.71%, 4/1/06  20,145  20,501
 sequential pay Series 1996-M5
  Class A1, 7.141%, 7/25/10  229,060  233,713
TOTAL COLLATERALIZED
 MORTGAGE OBLIGATIONS
 (Cost $441,871)   445,164
CASH EQUIVALENTS - 2.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97 $ 445,167 $ 445,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $22,172,094)  $ 22,000,083
OTHER INFORMATION
Purchases and sales of long-term U.S. government and government agency obligations aggregated $31,814,476 and $19,812,094, respectively.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $22,178,779. Net unrealized depreciation aggregated $178,696, of which $112,287 related to appreciated investment securities and $290,983 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $140,000 all of which will expire on December 31, 2004. VARIABLE INSURANCE PRODUCTS FUND III: GOVERNMENT INVESTMENT FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in                       $ 22,000,083
securities, at
value
(including
repurchase
agreements
of $445,000)
(cost
$22,172,094)
- See
accompanyin
g schedule

Cash                                 24

Interest                             444,173
receivable

 TOTAL ASSETS                        22,444,280

LIABILITIES

Payable for               $ 1,644
fund shares
redeemed

Accrued                    8,259
management
fee

Other payables             8,099
and
accrued
expenses

 TOTAL                               18,002
LIABILITIES

NET ASSETS                          $ 22,426,278

Net Assets
consist of:

Paid in capital                     $ 22,738,400

Undistributed                        5,949
net
investment
income

Accumulated                          (146,060
undistributed                       )
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                       (172,011
appreciation                        )
(depreciation
) on
investments

NET ASSETS, for                     $ 22,426,278
2,090,716
shares
outstanding

NET ASSET                            $10.73
VALUE,
offering price

and
redemption
price per
share
($22,426,278
(divided by) 2,090,716
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1996

INVESTMENT                    $ 1,259,597
INCOME
Interest

EXPENSES

Management         $ 79,250
fee

Transfer agent      11,566
fees

Accounting          60,051
fees and
expenses

Non-interested      67
trustees'
compensatio
n

Custodian fees      2,019
and
expenses

Audit               19,086

Legal               299

Miscellaneous       60

 Total              172,398
expenses
before
reductions

 Expense            (1,559     170,839
reductions         )

NET                            1,088,758
INVESTMENT
INCOME

REALIZED AND                   (135,520
UNREALIZED                    )
GAIN (LOSS)
Net realized
gain (loss) on

investment
securities

Change in net                  (385,329
unrealized                    )
appreciation
(depreciation
)
on
investment
securities

NET GAIN (LOSS)                (520,849
                              )

NET INCREASE                  $ 567,909
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

OTHER                         $ 626
INFORMATION
Expense
reductions
 Custodian
interest
credits

 FMR                           933
reimburseme
nt

                              $ 1,559

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 3, 1995
                                    DECEMBER 31,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   DECEMBER 31, 1995

Operations          $ 1,088,758    $ 279,228
Net
investment
income

 Net realized        (135,520)      210,750
gain (loss)

 Change in           (385,329)      213,318
net
unrealized
appreciation
(depreciation
)

 NET INCREASE        567,909        703,296
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (1,093,330)    (287,183)
shareholders
From net
investment
income

 From net            -              (208,860)
realized gain

 TOTAL               (1,093,330)    (496,043)
DISTRIBUTION
S

Share                11,917,492     10,213,975
transactions
Net proceeds
from sales of
shares

 Reinvestmen         1,093,330      496,043
t of
distributions

 Cost of             (784,643)      (191,751)
shares
redeemed

 NET INCREASE        12,226,179     10,518,267
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIO
NS

  TOTAL              11,700,758     10,725,520
INCREASE
(DECREASE)
IN NET ASSETS


NET ASSETS

 Beginning of        10,725,520     -
period

 End of period      $ 22,426,278   $ 10,725,520
(including
undistributed
net
investment
income of
$5,949 and
$0,
respectively)

OTHER
INFORMATION
Shares

 Sold                1,092,352      940,275

 Issued in           101,705        45,095
reinvestment
of
distributions

 Redeemed            (71,379)       (17,332)

 Net increase        1,122,678      968,038
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA   YEAR ENDED                             JANUARY 3, 1995
                          DECEMBER 31,                           (COMMENCEMENT
                          1996                                   OF OPERATIONS) TO
                                                                 DECEMBER 31, 1995


Net asset        $ 11.080   $ 10.000
value,
beginning of
period

Income from       .553       .330
Investment
Operations
Net
investment
income

 Net realized     (.353)     1.320
and
unrealized
gain (loss)

 Total from       .200       1.650
investment
operations

Less
Distributions

 From net         (.550)     (.330)
investment
income

 From net         -          (.240)
realized gain

 Total            (.550)     (.570)
distributions

Net asset        $ 10.730   $ 11.080
value, end of
period

TOTAL             1.80%      16.54%
RETURN B, C

RATIOS AND
SUPPLEMENT
AL DATA

Net assets,      $ 22,426   $ 10,726
end of period
(000 omitted)

Ratio of          .96% D     1.00% A
expenses to                 , D
average net
assets

Ratio of net      6.10%      5.87% A
investment
income to
average net
assets

Portfolio         115%       220% A
turnover rate

5. ANNUALIZED
6. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
7. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT REFLECT CHARGES
ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE
THE TOTAL RETURNS SHOWN.
8. FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES  TO
FINANCIAL STATEMENTS).

VARIABLE INSURANCE PRODUCTS FUND III: HIGH YIELD FUND
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1   LIFE OF
                                              YEAR     FUND

High Yield                                    13.61%   16.85%

Merrill Lynch High Yield Master Index         11.06%   15.43%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the Merrill Lynch High Yield Master Index - a market-capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities, which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share price,
return, and yield of a fund that invests in bonds
will vary. That means if you sell your shares
during a market downturn, you might lose
money. But if you can ride out the market's ups
and downs, you may have a gain.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970110 144725 S00000000000001
             FA Annuity High Yield       ML High Yield Master
             00615                       ML002
  1995/01/03      10000.00                    10000.00
  1995/01/31       9960.00                    10141.30
  1995/02/28      10350.00                    10457.72
  1995/03/31      10500.00                    10603.26
  1995/04/30      10920.00                    10851.52
  1995/05/31      11160.00                    11190.55
  1995/06/30      11120.00                    11276.02
  1995/07/31      11400.00                    11404.93
  1995/08/31      11410.00                    11474.15
  1995/09/30      11580.00                    11605.42
  1995/10/31      11770.00                    11687.69
  1995/11/30      11800.00                    11801.78
  1995/12/31      12012.24                    11991.22
  1996/01/31      12302.69                    12180.60
  1996/02/29      12427.24                    12198.94
  1996/03/31      12375.33                    12165.81
  1996/04/30      12468.77                    12171.32
  1996/05/31      12645.26                    12259.10
  1996/06/30      12603.73                    12332.74
  1996/07/31      12593.35                    12416.47
  1996/08/31      12790.61                    12544.69
  1996/09/30      13195.51                    12813.84
  1996/10/31      13237.04                    12954.27
  1996/11/30      13465.44                    13216.17
  1996/12/31      13646.65                    13317.87
IMATRL PRASUN   SHR__CHT 19961231 19970110 144727 R00000000000027

Let's say hypothetically that $10,000 was invested in High Yield Fund on January 3, 1995, when the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $13,647 - a 36.47% increase on the initial investment. With reinvested dividends and capital gains, if any, the same $10,000 investment in the Merrill Lynch High Yield Master Index would have grown to $13,318 over the same period - a 33.18% increase.
INVESTMENT SUMMARY
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1996
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                                          INVESTMENTS

Grupo Televisa SA de CV                   4.3

Unisys Corp.                              3.0

Nextlink Communications                   2.9

Airplanes Pass Through Trust              2.7

Time Warner, Inc.                         2.3

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S
                     INVESTMENTS

Media & Leisure      21.0

Utilities            9.5

Retail & Wholesale   7.7

Technology           7.7

Nondurables          7.6

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S
                    INVESTMENTS

Aaa, Aa, A          0.0

Baa                 0.0

Ba                  12.8

B                   48.7

Caa, Ca, C          9.3

Nonrated            5.3

TABLE EXCLUDES CASH EQUIVALENTS.
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1996 ACCOUNT FOR 5.3% OF THE FUND'S INVESTMENTS.
VARIABLE INSURANCE PRODUCTS FUND III: HIGH YIELD FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Margaret Eagle,
Portfolio Manager of
High Yield Fund
Q. HOW DID THE FUND PERFORM, MARGARET?
A. The high-yield market has performed quite well over the past year and the fund's performance reflects that, beating the Merrill Lynch High Yield Master Index, which returned 11.06% for the year ending December 31, 1996.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. Many of the fund's larger holdings performed well. The high-yield bonds of Revlon, best known for its cosmetic line, rose as the company increased revenues and improved cash flow. Satellite broadcaster Echostar Communications' bonds appreciated not only because it launched its second satellite, but also because of its quickly growing subscriber base, which grew at a better-than-expected pace. Another satellite company, PanAmSat, was boosted by rising revenues and improved cash flow. Its bonds rose further when the company was purchased by GM Hughes Electronics Corp. Also, several smaller holdings - such as Foamex - also posted strong returns during the year. The company, a maker of foam for bedding, furniture, car seats and other applications, saw its bonds rise as it cut costs, sold assets to pay down debt and improved its operations overall.
Q. WERE THERE PARTICULAR INDUSTRIES THAT DID WELL DURING THE YEAR?
A. Yes, radio and oil and gas companies were among the market's best performers. Recent legislation has allowed radio companies to own more stations in a given market. That change set off a wave of mergers and acquisitions among radio companies. Among the fund's best performing holdings in this industry were SFX Broadcasting and Chancellor Radio Broadcasting. I have found attractive opportunities in U.K. cable companies, such as Diamond Cable, in part because of the trend toward consolidation among cable holdings in that region. Thanks mainly to rising oil and gas prices caused by rising demand and tight supply, energy holdings such as Flores & Rucks, Chesapeake Energy and United Meridian performed well.
Q. THE FUND HAS A NUMBER OF HOLDINGS IN VARIOUS TELECOMMUNICATIONS AREAS. CAN YOU TELL US WHICH COMPANIES WITHIN THAT INDUSTRY WERE PARTICULARLY ATTRACTIVE?
A. Sure. I added to the fund's holdings in alternative local telephone companies, such as Nextlink, which are in the process of establishing local telephone networks to serve business. In my view, the business prospects for many of these companies appear to be solid because deregulation of the telephone industry is expected to allow long-distance carriers to enter the local telephone market. When they do, they're likely to do it with the help of these alternative local telephone companies.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Yes, the fund's investments in wireless cable bonds such as American Telecasting, People's Choice and CS Wireless Systems were disappointing. The main reason for their lagging the overall high-yield market was that investors appeared to have expected consolidation to occur much more quickly than it has played out.
Q. WHAT'S YOUR OUTLOOK?
A. Throughout the past 12 months, the number of high-yield companies that defaulted has dropped to well below historical levels. I wouldn't be surprised to see it move back up to more historical levels in the year ahead. But I'm not overly concerned because I don't see defaults rising much higher than historical levels, which is about 3% annually. A slow growth, low inflationary environment - such as we've seen during the past year - is generally a good backdrop for the high-yield market. If current conditions hold and 1997 brings more of the same, high-yield bonds could continue to perform well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: to provide a high level of income and the potential for capital gains by investing primarily in high-yielding bonds
START DATE: January 3, 1995
SIZE: as of December 31, 1996, more than $91 million
MANAGER: Margaret Eagle, since January
1995; joined Fidelity in 1980
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: HIGH YIELD FUND
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 75.6%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
CONVERTIBLE BONDS - 0.5%
ENERGY - 0.5%
OIL & GAS - 0.5%
Kelley Oil & Gas Partners Ltd.:
 7 7/8%, 12/15/99 B3 $ 250,000 $ 237,499
 sub. deb. 8 1/2%, 4/1/00  B3  232,000  220,400
  457,899
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
 0%, 12/15/05 (c)(d) -  20,000  15,400
TOTAL CONVERTIBLE BONDS   473,299
NONCONVERTIBLE BONDS - 75.1%
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 1.5%
Alliant Techsystems, Inc.
 11 3/4%, 3/1/03 B2  40,000  44,400
RHI Holdings, Inc.
 11 7/8%, 3/1/99 B2  1,000,000  1,000,000
Rohr, Inc. 11 5/8%, 5/15/03 Ba3  70,000  78,400
Wyman-Gordon Co.
 10 3/4%, 3/15/03 Ba3  250,000  268,125
  1,390,925
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 (c) B1  80,000  82,600
TOTAL AEROSPACE & DEFENSE   1,473,525
BASIC INDUSTRIES - 6.6%
CHEMICALS & PLASTICS - 2.7%
Astor Corp. 10 1/2%,
 10/15/16 (c) B3  580,000  594,500
Foamex-JPS Automotive
 LP/Foamex JPS Capital Corp.
 0%, 7/1/04 (d) Caa  570,000  473,100
Foamex LP/Foamex Capital
 Corp. 11 1/4%, 10/1/02 B1  500,000  532,500
Freedom Chemical Co.
 10 5/8%, 10/15/06 (c) B3  320,000  336,000
Plastic Specialties &
 Technologies, Inc.
 11 1/4%, 12/1/03 B3  120,000  126,000
Texas Petrochemicals Corp.
 11 1/8%, 7/1/06 B3  350,000  371,000
  2,433,100
METALS & MINING - 0.8%
Kaiser Aluminum & Chemical
 Corp. 12 3/4%, 2/1/03 B2  680,000  725,900
PACKAGING & CONTAINERS - 0.6%
Gaylord Container Corp.
 12 3/4%, 5/15/05 (d) Caa  450,000  493,875
PAPER & FOREST PRODUCTS - 2.5%
Container Corp. of America gtd.:
 10 3/4%, 5/1/02 B1  50,000  54,000
 9 3/4%, 4/1/03 B1  490,000  514,500
 11 1/4%, 5/1/04 B1  150,000  162,000

  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
Florida Coast Paper Co. LLC/
 Florida Coast Paper Finance
 Corp., Series B,
 12 3/4% 6/1/03 B3 $ 190,000 $ 206,150
Repap Wisconsin, Inc.
 9 7/8%, 5/1/06 Caa  100,000  101,500
Repap New Brunswick,
 Inc. yankee:
 8 7/8%, 7/15/00 (f) B1  560,000  557,200
 9 7/8%, 7/15/00 B1  100,000  103,750
 10 5/8%, 4/15/05 B3  360,000  379,800
Stone Container Corp.
 11 7/8%, 8/1/16 B1  110,000  116,600
  2,195,500
TOTAL BASIC INDUSTRIES   5,848,375
DURABLES - 1.4%
AUTOS, TIRES, & ACCESSORIES - 0.9%
Aetna Industries, Inc.
 11 7/8%, 10/1/06 B3  300,000  322,500
Blue Bird Body Co.
 10 3/4%, 11/15/06 (c) B2  80,000  83,600
Delco Remy International, Inc.
 10 5/8%, 8/1/06 (c) B2  280,000  296,800
Safelite Glass Corp.
 9 7/8%, 12/15/06 (c) B3  30,000  30,900
  733,800
HOME FURNISHINGS - 0.3%
Interlake Corp.
 12 1/8%, 3/1/02 B3  275,000  284,625
TEXTILES & APPAREL - 0.2%
Dan River, Inc.
 10 1/8%, 12/15/03 B3  80,000  80,800
Pillowtex Corp.
 10%, 11/15/06 (c) B2  110,000  114,675
  195,475
TOTAL DURABLES   1,213,900
ENERGY - 4.2%
ENERGY SERVICES - 1.3%
Empire Gas Corp.
 7%, 7/15/04 (e) Caa  1,390,000  1,191,925
OIL & GAS - 2.9%
Chesapeake Energy Corp.
 10 1/2%, 6/1/02 Ba3  690,000  748,650
Flores & Rucks, Inc.:
 13 1/2%, 12/1/04 B1  390,000  466,050
 9 3/4%, 10/1/06 B3  100,000  106,000
Forcenergy, Inc.
 9 1/2%, 11/1/06 B2  160,000  166,800
KCS Energy, Inc.
 11%, 1/15/03 B1  220,000  238,700
Mesa Operating Co.
 10 5/8%, 7/1/06 B2  580,000  630,750
United Meridian Corp.
 10 3/8%, 10/15/05 B2  190,000  207,575
  2,564,525
TOTAL ENERGY   3,756,450
CORPORATE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 5.7%
CLOSED END INVESTMENT COMPANY - 2.7%
Airplanes Pass Through Trust
 Class D, 10 7/8%, 3/15/19 Ba2 $ 2,190,000 $ 2,436,375
CREDIT & OTHER FINANCE - 0.3%
Homeside, Inc.
 11 1/4%, 5/15/03 Ba1  240,000  267,600
SAVINGS & LOANS - 2.7%
First Nationwide Holdings, Inc.
 12 1/4%, 5/15/01 Ba2  50,000  56,750
First Nationwide Parent Holdings Ltd.
 12 1/2%, 4/15/03 B2  700,000  775,250
First Nationwide Escrow Corp.
 10 5/8%, 10/1/03 (c) Ba3  1,480,000  1,598,400
  2,430,400
TOTAL FINANCE   5,134,375
HEALTH - 1.1%
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Dade International, Inc.
 11 1/8%, 5/1/06  B3  700,000  757,750
IMED Corp. 9 3/4%
 12/1/06 (c) B3  230,000  234,025
  991,775
HOLDING COMPANIES - 0.5%
BPC Holdings Corp.
 12 1/2%, 6/15/06 Caa  350,000  371,000
Gray Communications System,
 Inc. 10 5/8%, 10/1/06 B3  80,000  84,800
  455,800
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 2.6%
Motors & Gears, Inc.
 10 3/4%, 11/15/06 (c) B3  250,000  257,500
Omnipoint Corp.:
 11 5/8%, 8/15/06 (c) B2  1,200,000  1,245,000
 11 5/8%, 8/15/06  B2  750,000  778,125
  2,280,625
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
Calmar, Inc.
 1 1/2%, 8/15/05 B3  750,000  776,250
International Knife & Saw, Inc.
 11 3/8%, 11/15/06 (c) B3  150,000  154,875
MVE, Inc. 12 1/2%, 2/15/02 B3  140,000  148,400
Rayovac Corp.
 10 1/4%, 11/1/06 (c) B3  150,000  153,750
  1,233,275
POLLUTION CONTROL - 0.8%
Allied Waste of North America,
 Inc. 10 1/4%, 12/1/06 (c) B3  440,000  462,000
Envirosource, Inc.
 9 3/4%, 6/15/03 B3  300,000  279,750
  741,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,255,650

  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MEDIA & LEISURE - 15.8%
BROADCASTING - 10.1%
American Telecasting, Inc.
 0%, 8/15/05 (d) Caa $ 70,000 $ 25,900
Bell Cablemedia PLC (d):
 0%, 7/15/04  B2  280,000  243,600
 yankee 0%, 9/15/05  B2  200,000  162,000
Chancellor Radio Broadcasting
 Co. 12 1/2%, 10/1/04 B3  100,000  111,500
CS Wireless Systems, Inc.
 0%, 3/1/06 (d) Caa  680,000  244,800
Diamond Cable Communications
 PLC yankee (d):
  0%, 9/30/04  B3  950,000  779,000
  0%, 12/15/05  B3  225,000  160,031
Grupo Televisa SA de
 CV yankee:
  11 3/8%, 5/15/03 Ba3  430,000  459,025
  11 7/8%, 5/15/06 Ba3  1,310,000  1,447,550
  0%, 5/15/08 (d) Ba3  3,000,000  1,980,000
NWCG Holdings Corp. 0%,
 6/15/99 Caa  420,000  348,600
Peoples Choice TV Corp. unit
 0%, 6/1/04 (d) Caa  1,440,000  604,800
Spanish Broadcasting System, Inc.
 7 1/2%, 6/15/02 B3  700,000  736,750
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  1,470,000  1,543,500
Videotron Holdings
 PLC yankee (d):
  0%, 7/1/04  B3  90,000  77,850
  0%, 8/15/05 B3  130,000  104,650
  9,029,556
ENTERTAINMENT - 0.6%
AMF Group, Inc., Series B,
 10 7/8%, 3/15/06 B2  540,000  569,700
LEISURE DURABLES & TOYS - 1.5%
ICON Health and Fitness, Inc.
 13%, 7/15/02 B3  1,170,000  1,316,250
LODGING & GAMING - 1.7%
Grand Casinos, Inc.
 10 1/8%, 12/1/03 Ba3  770,000  773,850
Horseshoe Gaming LLC
 12 3/4%, 9/30/00 B1  620,000  669,600
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  110,000  116,600
  1,560,050
RESTAURANTS - 1.9%
SC International Services, Inc.
 13%, 10/1/05 B3  1,490,000  1,683,700
TOTAL MEDIA & LEISURE   14,159,256
NONDURABLES - 7.5%
FOODS - 5.0%
Fresh Del Monte Produce NV
 10%, 5/1/03 Caa  1,150,000  1,104,000
Gorges/Quik-to-Fix Foods, Inc.
 11 1/2%, 12/1/06 (c) B3  1,300,000  1,347,125
CORPORATE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - CONTINUED
FOODS - CONTINUED
International Home Foods, Inc.
 10 3/8%, 11/1/06 (c) B2 $ 770,000 $ 802,725
Specialty Foods Corp.
 10 1/4%, 8/15/01 B3  1,310,000  1,224,850
  4,478,700
HOUSEHOLD PRODUCTS - 2.5%
Revlon Worldwide Corp.
 secured 0%, 3/15/98 B3  1,390,000  1,204,088
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  1,000,000  1,048,750
  2,252,838
TOTAL NONDURABLES   6,731,538
RETAIL & WHOLESALE - 7.6%
APPAREL STORES - 0.2%
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3  130,000  135,200
GENERAL MERCHANDISE STORES - 1.1%
K mart Corp.:
 8.71%, 4/7/97 Ba2  50,000  50,188
 8.70%, 8/1/97 Ba2  250,000  250,625
 9.55%, 6/30/98 Ba2  250,000  252,813
 7.24%, 7/6/99 Ba3  500,000  480,000
  1,033,626
GROCERY STORES - 5.8%
Dominick's Finer Foods, Inc.,
 Series B, 10 7/8%, 5/1/05 B2  200,000  221,500
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02 Caa  1,290,000  1,319,025
 12 5/8%, 6/15/02 Caa  60,000  61,500
Ralph's Grocery Co.:
 10.45%, 6/15/04 B1  170,000  178,925
 11%, 6/15/05 B3  1,100,000   1,144,000
Smith's Food & Drug Centers,
 Inc. 11 1/4%, 5/15/07 B3  1,660,000  1,826,000
Star Markets, Inc.
 13%, 11/1/04 B3  370,000  417,175
  5,168,125
RETAIL & WHOLESALE, MISCELLANEOUS - 0.5%
Cole National Group, Inc.
 9 7/8%, 12/31/06 (c) B2  300,000  309,000
Guitar Center Management Co.,
 Inc. 11%, 7/1/06 B2  170,000   180,200
  489,200
TOTAL RETAIL & WHOLESALE   6,826,151
SERVICES - 2.5%
ADVERTISING - 0.3%
Lamar Advertising Co.
 9 5/8%, 12/1/06 B1  300,000  309,000
LEASING & RENTAL - 0.6%
GPA Holland 8.94%, 2/16/99 -  500,000  510,625

  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
PRINTING - 1.2%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa $ 1,090,000 $ 1,051,850
SERVICES - 0.4%
Iron Mountain, Inc.
 10 1/8%, 10/1/06 B3  60,000  63,300
Outsourcing Solutions, Inc.
 11%, 11/1/06 (c) B3  100,000  104,750
Pierce Leahy Corp.
 11 1/8%, 7/15/06 B3  160,000  175,200
  343,250
TOTAL SERVICES   2,214,725
TECHNOLOGY - 6.8%
COMMUNICATIONS EQUIPMENT - 2.6%
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (d) Caa  1,270,000  962,025
Echostar Communications Corp.
 0%, 6/1/04 (d) B2  1,680,000  1,381,800

  2,343,825
COMPUTER SERVICES & SOFTWARE - 0.3%
ICG Holdings, Inc.
 0%, 9/15/05 (d) -  370,000  260,850
COMPUTERS & OFFICE EQUIPMENT - 3.8%
Dictaphone Corp.
 11 3/4%, 8/1/05 B3  90,000  80,550
Exide Electronics Group, Inc.
 11 1/2%, 5/15/06 B3  570,000  607,050
Unisys Corp.:
 12%, 4/15/03 B1  1,920,000  2,054,400
 11 3/4%, 10/15/04 B1  590,000  629,088
  3,371,088
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1  120,000  129,900
TOTAL TECHNOLOGY   6,105,663
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
US Air, Inc. 9 5/8%, 2/1/01 B3  40,000  39,800
UTILITIES - 9.0%
CELLULAR - 4.8%
Comunicaciones Celulares SA
 yankee 0%, 11/15/03 (d) B3  70,000  46,200
Fonorola, Inc.
 12 1/2%, 8/15/02 B2  1,020,000  1,116,900
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (d) B3  1,710,000  953,325
Millicom International Cellular
 SA 0%, 6/1/06 (d) B3  790,000  489,800
Mobile Telecommunications
 Technologies Corp.
  13 1/2%, 12/15/02 B3  480,000  480,000
CORPORATE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Pagemart Nationwide, Inc.
 0%, 2/1/05 exchangeable (d) - $ 270,000 $ 185,625
RSL Communications Ltd./RSL
 Communications PLC unit
 12 1/4%, 11/15/06 (c) -  600,000  606,000
Sprint Spectrum LP/Sprint
 Spectrum Finance Corp.
 11%, 8/15/06 B2  340,000  365,500
  4,243,350
TELEPHONE SERVICES - 4.2%
Brooks Fiber Properties, Inc.
 0%, 11/1/06 (c)(d) -  430,000  274,125
Call-Net Enterprises, Inc.
 yankee 0%, 12/1/04 (d) B2  360,000  295,200
GST USA, Inc.
 0%, 12/15/05 (d) -  160,000  98,000
MFS Communications, Inc.
 0%, 1/15/06 (d) B1  171,000  124,830
Nextlink Communications, Inc.
 12 1/2%, 4/15/06 -  2,420,000  2,601,500
Pagemart, Inc.
 0%, 11/1/03 (d) -  80,000  63,200
Teleport Communications
 Group, Inc.
 9 7/8%, 7/1/06 B1  310,000  328,600
  3,785,455
TOTAL UTILITIES   8,028,805
TOTAL NONCONVERTIBLE BONDS    67,235,788
TOTAL CORPORATE BONDS
 (Cost $64,940,535)   67,709,087
COMMERCIAL MORTGAGE SECURITIES - 0.5%
Lehman Structured Securities
 Corp. Series 1996-1 Class E-2,
 7.995%, 6/25/26 BB  188,973  175,804
Lennar Central Partners LP
 Series 1995-1 Class F,
 11.70%, 5/15/05 (c) -  100,000  100,719
Resolution Trust Corp.
 sequential pay Series 1994-C1
 Class F, 8%, 6/25/26 B  238,228  214,703
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $459,080)   491,226
COMMON STOCKS - 2.0%
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex JPS
 Capital Corp. (warrants) (a)   530 $ 12,720
Sterling Chemical Holdings (warrants) (a)  340  11,900
  24,620
ENERGY - 1.0%
OIL & GAS - 1.0%
Flores & Rucks, Inc. (a)   13,000  692,250
Mesa, Inc. (a)   35,400  185,850
  878,100
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Tenet Healthcare Corp. (a)   5,000  109,375
HOLDING COMPANIES - 0.0%
SDW Holdings Corp. (warrants) (a)  3,889  20,028
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
CS Wireless Systems, Inc. (a)   187  -
PanAmSat Corp. (a)   8,200  229,600
Telemundo Group, Inc. Class A (a)  600  17,400
  247,000
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon, Inc. Class A (a)   2,200  65,725
SERVICES - 0.2%
Protection One, Inc. (a)   18,300  180,713
TECHNOLOGY - 0.2%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Bell & Howell Co. (a)   7,400  175,750
Exide Electronics Group, Inc.
 (warrants) (a)(c)   390  11,700
  187,450
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
Trans World Airlines, Inc. (a)   128  872
UTILITIES - 0.1%
CELLULAR - 0.1%
Comunicaciones Cellulares SA
 (warrants) (a)(c)   70  4,900
Intercel, Inc. (warrants) (a)   2,944  20,608
Microcell Telecommunications, Inc. (a):
 (warrants)    6,840  85,500
 (conditional warrants)    6,840  4,275
  115,283
TOTAL COMMON STOCKS
 (Cost $1,375,325)   1,829,166
PREFERRED STOCKS - 8.1%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.4%
OIL & GAS - 0.4%
Mesa, Inc. Series A, pay-in-kind 8%  54,937 $ 350,223
RETAIL & WHOLESALE - 0.1%
GROCERY STORES - 0.1%
Supermarkets General Holdings Corp.
 exchangeable pay-in-kind $3.52 (a)  4,160  112,320
TOTAL CONVERTIBLE PREFERRED STOCKS   462,543
NONCONVERTIBLE PREFERRED STOCKS - 7.6%
FINANCE - 1.6%
SAVINGS & LOANS - 1.6%
Chevy Chase Capital Corp.,
 Series A, $5.1875   20,000  1,035,000
First Nationwide Bank 11 1/2%   1,778  203,359
Greater New York Savings Bank,
 Series B, 12%   5,660  183,950
  1,422,309
MEDIA & LEISURE - 4.9%
BROADCASTING - 4.2%
Cablevision Systems Corp., Series H,
 $11.75 exchangeable pay-in-kind  5,548  518,738
PanAmSat Corp. 12 3/4% pay-in-kind  892  1,092,700
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind   1,922  2,085,370
  3,696,808
PUBLISHING - 0.7%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind (a)  1,165  117,956
 Series D, $200 exchangeable   5,400  526,500
  644,456
TOTAL MEDIA & LEISURE   4,341,264
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B,
 exchangeable 14 7/8%   310  31,000
TECHNOLOGY - 0.7%
COMPUTER SERVICES & SOFTWARE - 0.7%
ICG Holdings, Inc.
 14 1/4% pay-in-kind   517  571,285
UTILITIES - 0.4%
ELECTRIC UTILITY - 0.4%
El Paso Electric Co., Series A,
 11.40% pay-in-kind   3,469  385,058
TOTAL NONCONVERTIBLE PREFERRED STOCKS   6,750,916
TOTAL PREFERRED STOCKS
 (Cost $6,716,970)   7,213,459
CASH EQUIVALENTS - 13.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97  $ 12,346,628 $ 12,342,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $85,833,910)  $ 89,584,938
LEGEND
1. Non-income producing
2. Standard & Poor's corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,221,069 or 10.1% of net assets.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $92,130,187 and $54,796,158, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms amounted to $48 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB 0.0%
Ba 12.6% BB 9.6%
B 48.5% B 54.9%
Caa 9.3% CCC 5.6%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
The percentage not rated by both S&P and Moody's amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $85,836,910. Net unrealized appreciation aggregated $3,748,028, of which $4,581,166 related to appreciated investment securities and $833,138 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $334,000 all of which will expire on December 31, 2004. VARIABLE INSURANCE PRODUCTS FUND III: HIGH YIELD FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in                 $ 89,584,938
securities, at
value
(including
repurchase
agreements
of
$12,342,000)

(cost
$85,833,910)
- See
accompanyin
g schedule

Cash                           157,284

Receivable for                 32,341
investments
sold

Dividends                      80,853
receivable

Interest                       1,299,258
receivable

 TOTAL ASSETS                  91,154,674

LIABILITIES

Payable for        $ 70,464
investments
purchased

Accrued             43,774
management
fee

Other payables      33,912
and
accrued
expenses

 TOTAL                         148,150
LIABILITIES

NET ASSETS                    $ 91,006,524

Net Assets
consist of:

Paid in capital               $ 87,768,094

Accumulated                    (512,598
undistributed                 )
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                 3,751,028
appreciation
(depreciation
) on
investments

NET ASSETS, for               $ 91,006,524
7,450,173
shares
outstanding

NET ASSET                      $12.22
VALUE,
offering price

and
redemption
price per
share
($91,006,524
(divided by)
7,450,173
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1996

INVESTMENT                     $ 476,562
INCOME
Dividends

Interest                        6,287,261

 TOTAL                          6,763,823
INCOME

EXPENSES

Management         $ 398,059
fee

Transfer agent      44,346
fees

Accounting          60,420
fees and
expenses

Non-interested      250
trustees'
compensatio
n

Custodian fees      3,642
and
expenses

Audit               20,757

Legal               1,086

Miscellaneous       193

 Total              528,753
expenses
before
reductions

 Expense            (296        528,457
reductions         )

NET                             6,235,366
INVESTMENT
INCOME

REALIZED AND                    (464,842
UNREALIZED                     )
GAIN (LOSS)
Net realized
gain (loss) on

investment
securities

Change in net                   3,053,642
unrealized
appreciation
(depreciation
) on
investment
securities

NET GAIN (LOSS)                 2,588,800


NET INCREASE                   $ 8,824,166
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

OTHER                          $ 296
INFORMATION
Expense
reductions
Directed
brokerage
arrangement

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 3, 1995
                                    DECEMBER 31,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   DECEMBER 31, 1995

Operations          $ 6,235,366    $ 1,303,649
Net
investment
income

 Net realized        (464,842)      124,375
gain (loss)

 Change in           3,053,642      697,386
net
unrealized
appreciation
(depreciation
)

 NET INCREASE        8,824,166      2,125,410
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (6,331,279)    (1,337,415)
shareholders
From net
investment
income

 From net            (39,619)       (65,240)
realized gain

 TOTAL               (6,370,898)    (1,402,655)
DISTRIBUTION
S

Share                45,611,505     40,127,909
transactions
Net proceeds
from sales of
shares

 Reinvestmen         6,370,898      1,402,655
t of
distributions

 Cost of             (4,652,655)    (1,029,811)
shares
redeemed

 NET INCREASE        47,329,748     40,500,753
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIO
NS

  TOTAL              49,783,016     41,223,508
INCREASE
(DECREASE)
IN NET ASSETS


NET ASSETS

 Beginning of        41,223,508     -
period

 End of period      $ 91,006,524   $ 41,223,508

OTHER
INFORMATION
Shares

 Sold                3,746,827      3,529,704

 Issued in           523,996        121,758
reinvestment
of
distributions

 Redeemed            (381,476)      (90,636)

 Net increase        3,889,347      3,560,826
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA   YEAR ENDED                             JANUARY 3, 1995
                          DECEMBER 31,                           (COMMENCEMENT
                          1996                                   OF OPERATIONS) TO
                                                                 DECEMBER 31, 1995


Net asset          $ 11.580   $ 10.000
value,
beginning of
period

Income from         .920       .410
Investment
Operations
Net
investment
income

 Net realized       .650       1.600
and
unrealized
gain (loss)

 Total from         1.570      2.010
investment
operations

Less
Distributions

 From net           (.920)     (.410)
investment
income

 From net           (.010)     (.020)
realized gain

 Total              (.930)     (.430)
distributions

Net asset          $ 12.220   $ 11.580
value, end of
period

TOTAL RETURN B,     13.61%     20.12%
C

Ratios and
Supplementa
l Data

Net assets,        $ 91,007   $ 41,224
end of period
(000 omitted)

Ratio of            .79%       1.00% A,
expenses to                   D
average net
assets

Ratio of net        9.31%      9.23% A
investment
income to
average net
assets

Portfolio           92%        98% A
turnover rate

1. ANNUALIZED
2. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
3. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO
YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
4. FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE
BEEN HIGHER.

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996              PAST 1   LIFE OF
                                             YEAR     FUND

Balanced                                     9.98%    11.95%

S&P 500 (registered trademark)               22.96%   30.11%

Lehman Brothers Aggregate Bond Index         3.63%    10.82%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index, which is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970116 100903 S00000000000001
             VIP III: Balanced           SP Standard & Poor 500      LB
Aggregate Bond
             00616                       SP001                       LB001
  1995/01/03      10000.00                    10000.00
10000.00
  1995/01/31       9990.00                    10258.23
10197.90
  1995/02/28      10190.00                    10658.00
10440.37
  1995/03/31      10260.00                    10972.51
10504.42
  1995/04/30      10390.00                    11295.66
10651.15
  1995/05/31      10610.00                    11747.14
11063.32
  1995/06/30      10740.00                    12020.03
11144.43
  1995/07/31      10880.00                    12418.61
11119.54
  1995/08/31      10920.00                    12449.78
11253.74
  1995/09/30      11020.00                    12975.16
11363.22
  1995/10/31      10890.00                    12928.84
11511.00
  1995/11/30      11210.00                    13496.42
11683.49
  1995/12/31      11391.59                    13756.36
11847.46
  1996/01/31      11473.17                    14224.63
11926.13
  1996/02/29      11319.47                    14356.49
11718.83
  1996/03/31      11227.28                    14494.74
11637.37
  1996/04/30      11258.01                    14708.39
11571.92
  1996/05/31      11380.93                    15087.72
11548.42
  1996/06/30      11452.64                    15145.21
11703.51
  1996/07/31      11227.28                    14476.09
11735.54
  1996/08/31      11298.98                    14781.39
11715.87
  1996/09/30      11780.44                    15613.29
11920.04
  1996/10/31      12098.00                    16043.91
12184.08
  1996/11/30      12733.12                    17256.66
12392.78
  1996/12/31      12528.25                    16914.81
12277.55
IMATRL PRASUN   SHR__CHT 19961231 19970116 100905 R00000000000027

Let's say hypothetically that $10,000 was invested in Balanced Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $12,528 - a 25.28% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With reinvested dividends and capital gains, if any, the same $10,000 investment in the S&P 500 would have grown to $16,915 - a 69.15% increase. If you had put $10,000 in the bond index, it would have grown to $12,278 - a 22.78% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1996
                                % OF FUND'S
                                INVESTMENTS

Citicorp                        2.2

General Electric Co.            2.2

Chase Manhattan Corp.           2.1

Philip Morris Companies, Inc.   2.0

Unilever NV ADR                 1.9

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                                   % OF FUND'S
                                   INVESTMENTS

Finance                            22.5

Nondurables                        8.1

Energy                             7.4

Health                             7.2

Industrial Machinery & Equipment   6.2

ASSET ALLOCATION AS OF DECEMBER 31, 1996*
Row: 1, Col: 1, Value: 2.8
Row: 1, Col: 2, Value: 33.6
Row: 1, Col: 3, Value: 63.6
Row: 1, Col: 1, Value: 45.0
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 28.0
Row: 2, Col: 1, Value: 31.0
Row: 2, Col: 2, Value: 40.0
Row: 2, Col: 3, Value: 67.0
Row: 3, Col: 1, Value: 90.0
Row: 3, Col: 2, Value: 60.0
Row: 3, Col: 3, Value: 46.0
Stocks  64.5%
Bonds  32.7%
Short-term investments 2.8%
FOREIGN INVESTMENTS  11.7%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Bettina Doulton,
Portfolio Manager of
Balanced Portfolio
Q. HOW DID THE FUND PERFORM, BETTINA?
A. Given the structure of the fund - namely its mix of equities and fixed-income investments - the fund's performance typically will fall between that of its two benchmark indices, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index - a broad measure of the U.S. taxable bond market. Since the fund's asset allocations are fixed, I try to add value and positive relative returns within each of the asset classes. Over the past 12 months, the fund performed better than the Lehman Brothers Aggregate Bond Index, which returned 3.63% over that period, but underperformed the S&P 500, which returned 22.96%.
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE OVER THE PAST YEAR?
A. Holdings in the finance and energy sectors were positives for performance over the period. Despite some volatility in the bond market, the financials performed well as the entire sector was revalued. Investors were attracted to many companies' fundamentals - or business prospects - as well as their modest revenue growth, tight expense control, decent credit quality and more aggressive capital management. Citicorp, Bank of Boston and NationsBank were among the fund's successful investments in this sector. In the energy sector, better-than-forecast commodity prices - a result of a favorable supply/demand situation - created a positive backdrop. British Petroleum and Schlumberger were the standout performers in this industry. In addition, the recent revaluation of General Electric has been exciting and profitable. Investors increasingly were drawn to the company's strong, predictable growth prospects and superior capital management skills. Disappointments during the period included Pharmacia-Upjohn, Xerox and WalMart. In each case, the performance of these companies failed to meet expectations.
Q. WHAT SORTS OF THEMES DID YOU PURSUE WITH THE STOCK PORTION OF THE
PORTFOLIO?
A. I've concentrated on looking across industries for companies with some sort of competitive advantage, be it a dominant market position, a low-cost infrastructure, new products, free cash flow or outstanding management. Given that we appear to be in the later stages of the economic cycle and the business environment is increasingly competitive, the companies with at least one of these advantages should differentiate themselves and excel. I also focused equity investments on larger-capitalization companies with predictable earnings prospects, a strategy that worked well in hindsight. Further, I continued to pursue restructuring stories. Regardless of where we are in the economic cycle, it's often profitable to invest in companies taking on self-help actions. Unilever is a new investment for the fund, and it would fall in this category. Under the direction of a new CEO, this company is focused on improving its relatively lackluster returns by eliminating the drag of underperforming businesses and investing in those operations that can provide growth. Also, a new compensation system has better aligned management bonuses with shareholder returns. Chase Manhattan is another addition to the fund's top holdings. Following its merger with Chemical Bank, this company is well-positioned to leverage its strong positions as a global capital allocator and reduce its cost base.
Q. WHAT HAS BEEN THE STRUCTURE OF THE BOND PORTION OF THE FUND?
A. The bond portfolio's duration - or interest rate sensitivity - has been kept in line with the overall bond market as represented by the fund's benchmark index. This strategy has worked well given the volatility of the bond market over the past year. The bond portfolio was overweighted versus the index in mortgage-backed securities and corporate bonds, helping its performance. Corporates performed well relative to Treasuries because supply was limited, company cash flows were strong and corporations were working down debt. Mortgage-backed securities benefited from a relatively stable interest rate environment that led to diminished refinancing activity.
Q. WHAT'S YOUR OUTLOOK?
A. Given the maturity of the developed world's economic cycle and the diminishing benefits of restructuring actions, fewer companies will sustain strong internal profit growth. Market share gains, globalization, improved productivity, capital redeployment and execution will characterize success. Merger and acquisition activity is expected to accelerate as companies seek to bolster market positions, grow revenue bases and exploit cost synergies. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: to provide income and growth of capital by investing in a diversified portfolio of stocks and bonds
START DATE: January 3, 1995
SIZE: as of December 31, 1996, more than $103 million
MANAGER: Bettina Doulton, since March 1996;
joined Fidelity in 1986
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORFOLIO
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 63.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.6%
AEROSPACE & DEFENSE - 1.5%
Boeing Co.   814 $ 86,542
Lockheed Martin Corp.   10,300  942,450
Rockwell International Corp.  5,100  310,463
Sundstrand Corp.   2,700  114,750
  1,454,205
DEFENSE ELECTRONICS - 0.6%
Raytheon Co.   12,900  620,813
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   7,100  500,550
Newport News Shipbuilding, Inc. (a)  780  11,700
  512,250
TOTAL AEROSPACE & DEFENSE   2,587,268
BASIC INDUSTRIES - 5.0%
CHEMICALS & PLASTICS - 4.3%
Air Products & Chemicals, Inc.   10,400  718,900
du Pont (E.I.) de Nemours & Co.   5,200  490,750
Goodrich (B.F.) Co.   1,500  60,750
Monsanto Co.   35,000  1,360,625
Nalco Chemical Co.   3,000  108,375
Olin Corp.   2,600  97,825
Praxair, Inc.   15,900  733,388
Witco Corp.   24,700  753,350
  4,323,963
METALS & MINING - 0.1%
Aluminum Co. of America  1,000  63,750
Martin Marietta Materials, Inc.   3,000  69,750
  133,500
PAPER & FOREST PRODUCTS - 0.6%
Kimberly-Clark Corp.   6,100  581,025
TOTAL BASIC INDUSTRIES   5,038,488
CONGLOMERATES - 3.3%
AlliedSignal, Inc.   25,800  1,728,600
Textron, Inc.   500  47,125
Tyco International Ltd.   13,200  697,950
United Technologies Corp.   12,600  831,600
  3,305,275
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
Masco Corp.   5,500  198,000
DURABLES - 2.6%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Eaton Corp.   3,000  209,252
General Motors Corp.   1,000  55,750
Johnson Controls, Inc.   3,100  256,913
Scania AB Class B  100  2,489
  524,404
CONSUMER DURABLES - 1.7%
Minnesota Mining & Manufacturing Co.   19,800  1,640,925
CONSUMER ELECTRONICS - 0.4%
Newell Co.   13,500  425,250
TOTAL DURABLES   2,590,579

 SHARES VALUE (NOTE 1)
ENERGY - 6.2%
ENERGY SERVICES - 1.0%
Baker Hughes, Inc.   2,400 $ 82,800
Halliburton Co.   4,000  241,000
Schlumberger Ltd.   6,400  639,200
  963,000
OIL & GAS - 5.2%
Atlantic Richfield Co.   300  39,750
British Petroleum PLC:
 ADR  8,381  1,184,864
 Ord.   103,833  1,245,062
Mobil Corp.   5,300  647,925
Royal Dutch Petroleum Co.:
 ADR  7,900  1,348,925
 Ord.  500  87,629
Texaco, Inc.   4,000  392,500
Total SA:
 Class B  400  32,554
 sponsored ADR  1,800  72,450
Unocal Corp.   4,600  186,875
  5,238,534
TOTAL ENERGY   6,201,534
FINANCE - 15.6%
BANKS - 10.4%
Bank of Boston Corp.   16,300  1,047,275
BankAmerica Corp.   18,700  1,865,325
Bankers Trust New York Corp.   8,400  724,500
Canadian Imperial Bank of Commerce  9,900  436,558
Chase Manhattan Corp.   23,800  2,124,150
Citicorp  21,500  2,214,500
First Bank System, Inc.   400  27,300
National City Corp.   6,300  282,713
NationsBank Corp.   17,600  1,720,400
  10,442,721
CREDIT & OTHER FINANCE - 1.9%
American Express Co.   32,700  1,847,550
Associates First Capital Corp.   1,000  44,125
  1,891,675
FEDERAL SPONSORED CREDIT - 2.2%
Federal Home Loan Mortgage
 Corporation  10,800  1,189,350
Federal National Mortgage Association  28,000  1,043,000
  2,232,350
INSURANCE - 1.1%
Allstate Corp.   11,000  636,625
ITT Hartford Group, Inc.   3,900  263,250
Travelers Group, Inc. (The)  4,000  181,500
  1,081,375
TOTAL FINANCE   15,648,121
HEALTH - 6.9%
DRUGS & PHARMACEUTICALS - 6.7%
American Home Products Corp.   16,500  967,313
Bristol-Myers Squibb Co.   12,100  1,315,875
Glaxo PLC sponsored ADR  13,400  425,450
Glaxo Holdings PLC  3,000  48,821
Merck & Co., Inc.   12,200  966,850
Novartis AG (Reg.)  300  342,825
Pharmacia & Upjohn, Inc.   24,100  954,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Pfizer, Inc.   4,400 $ 364,650
SmithKline Beecham PLC ADR  19,400  1,319,200
  6,705,947
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Baxter International, Inc.   5,900  241,900
TOTAL HEALTH   6,947,847
HOLDING COMPANIES - 0.1%
CINergy Corp.   2,800  93,450
INDUSTRIAL MACHINERY & EQUIPMENT - 5.5%
ELECTRICAL EQUIPMENT - 3.4%
Emerson Electric Co.   6,900  667,575
General Electric Co.   22,300  2,204,913
General Signal Corp.   8,600  367,650
Grainger (W.W.), Inc.   2,300  184,575
  3,424,713
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Caterpillar, Inc.   3,100  233,275
Cooper Industries, Inc.   11,300  476,013
Harnischfeger Industries, Inc.   6,200  298,375
Stanley Works (The)  600  16,200
Tenneco, Inc.   3,400  153,425
  1,177,288
POLLUTION CONTROL - 0.9%
Browning-Ferris Industries, Inc.   19,800  519,750
WMX Technologies, Inc.   10,800  352,350
  872,100
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,474,101
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)  11  -
ENTERTAINMENT - 0.2%
Cedar Fair LP (depositary unit)  5,000  185,000
PUBLISHING - 0.1%
Knight-Ridder, Inc.   3,600  137,700
McGraw-Hill, Inc.   300  13,838
  151,538
TOTAL MEDIA & LEISURE   336,538
NONDURABLES - 7.4%
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   9,800  392,000
FOODS - 0.6%
Flowers Industries, Inc.   3,900  83,850
General Mills, Inc.   5,900  373,913
Kellogg Co.   1,200  78,750
Nabisco Holdings Corp. Class A  3,200  124,400
  660,913
HOUSEHOLD PRODUCTS - 4.4%
Clorox Co.   3,700  371,388
Procter & Gamble Co.   14,800  1,591,000
Unilever PLC Ord.   6,900  167,249
Unilever NV:
 ADR  11,000  1,927,750
 Ord.   2,000  353,642
  4,411,029

 SHARES VALUE (NOTE 1)
TOBACCO - 2.0%
Philip Morris Companies, Inc.   17,700 $ 1,993,463
TOTAL NONDURABLES   7,457,405
RETAIL & WHOLESALE - 2.3%
APPAREL STORES - 0.1%
Footstar, Inc. (a)  3,022  75,172
DRUG STORES - 0.8%
CVS Corp.   10,500  434,438
Rite Aid Corp.   8,920  354,570
  789,008
GENERAL MERCHANDISE STORES - 1.2%
Dayton Hudson Corp.   2,000  78,500
Sears, Roebuck & Co.   2,300  106,088
Wal-Mart Stores, Inc.   43,200  988,200
  1,172,788
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Toys "R" Us, Inc. (a)  7,600  228,000
TOTAL RETAIL & WHOLESALE   2,264,968
SERVICES - 0.4%
PRINTING - 0.4%
Deluxe Corp.   10,800  353,700
Donnelley (R.R.) & Sons Co.   900  28,238
  381,938
SERVICES - 0.0%
Block (H&R), Inc.   1,700  49,300
TOTAL SERVICES   431,238
TECHNOLOGY - 2.6%
COMMUNICATIONS EQUIPMENT - 0.0%
Lucent Technologies, Inc.   1,000  46,250
Hyperion Telecommunications, Inc.
 (warrants) (a)(c)  60  1,200
  47,450
COMPUTERS & OFFICE EQUIPMENT - 1.2%
Exide Electronics Group, Inc.
 (warrants) (a)(c)  10  300
International Business Machines Corp.   1,000  151,000
Pitney Bowes, Inc.   19,000  1,035,500
  1,186,800
ELECTRONICS - 0.6%
Thomas & Betts Corp.   13,050  579,094
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   10,100  810,525
TOTAL TECHNOLOGY   2,623,869
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.0%
Viad Corp.   1,000  16,500
RAILROADS - 0.6%
Burlington Northern Santa Fe Corp.   6,600  570,075
TRUCKING & FREIGHT - 0.1%
Consolidated Freightways, Inc.   4,600  102,350
TOTAL TRANSPORTATION   688,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 1.3%
CELLULAR - 0.0%
Microcell Telecommunications, Inc. (a):
 (warrants)   600 $ 7,500
 (conditional warrants)   600  375
  7,875
ELECTRIC UTILITY - 0.2%
Allegheny Power System, Inc.   1,200  36,450
Edison International  3,000  59,625
GPU, Inc.   1,000  33,625
Ohio Edison Co.   2,100  47,775
Portland General Corp.   1,000  42,000
  219,475
GAS - 0.5%
Consolidated Natural Gas Co.   6,000  331,500
El Paso Natural Gas Co.   362  18,281
Enron Corp.   4,300  185,438
  535,219
TELEPHONE SERVICES - 0.6%
Ameritech Corp.   4,600  278,875
BCE, Inc.   3,000  142,904
MCI Communications Corp.   5,000  163,438
  585,217
TOTAL UTILITIES   1,347,786
TOTAL COMMON STOCKS
 (Cost $55,926,252)   63,235,392
PREFERRED STOCKS - 1.5%
CONVERTIBLE PREFERRED STOCKS - 1.3%
AEROSPACE & DEFENSE - 0.2%
DEFENSE ELECTRONICS - 0.2%
Loral Space & Communications Ltd.
 $3.00 (c)  4,000  227,000
ENERGY - 0.6%
OIL & GAS - 0.6%
Occidental Petroleum Corp.
 Indexed $3.00  9,100  536,900
Tosco Financing Trust $2.875 (c)  1,700  87,338
TOTAL ENERGY   624,238
MEDIA & LEISURE - 0.2%
LODGING & GAMING - 0.2%
Host Marriott Financial Trust
 $3.375 (a)(c)  3,000  160,125
RETAIL & WHOLESALE - 0.3%
APPAREL STORES - 0.3%
TJX Companies, Inc., Series E, $7.00  1,000  261,875
TOTAL CONVERTIBLE PREFERRED STOCKS   1,273,238

 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - 0.2%
FINANCE - 0.0%
SAVINGS & LOANS - 0.0%
Chevy Chase Capital Corp.,
 Series A, $5.1875  200 $ 10,350
Greater New York Savings Bank
 Series B, 12%,  231  7,508
TOTAL FINANCE   17,858
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.1%
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  138  149,730
PUBLISHING - 0.1%
K-III Communications Corp., Series D,
 $200 exchangeable  600  58,500
TOTAL MEDIA & LEISURE   208,230
TOTAL NONCONVERTIBLE PREFERRED STOCKS   226,088
TOTAL PREFERRED STOCKS
 (Cost $1,401,508)   1,499,326
CORPORATE BONDS - 14.8%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (B) AMOUNT
CONVERTIBLE BONDS - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Cooper Industries, Inc.
 7.05%, 1/1/15 A3 $ 50,000  52,875
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc.
 2%, 1/24/05 A2  80,000  73,200
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   126,075
MEDIA & LEISURE - 0.0%
LEISURE DURABLES & TOYS - 0.0%
Hasbro Corp. 6%, 11/15/98 A3  24,000  31,620
TOTAL CONVERTIBLE BONDS   157,695
NONCONVERTIBLE BONDS - 14.6%
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.3%
Alliant Techsystems, Inc.
 11 3/4%, 3/1/03 B2  13,000  14,430
Lockheed Martin Corp.
 7.20%, 5/1/36 A3  300,000  310,476
  324,906
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding,
 Inc. 9 1/4%, 12/1/06 (c) B1  10,000  10,325
TOTAL AEROSPACE & DEFENSE   335,231
CORPORATE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc.
 11%, 2/15/03 B2 $ 10,000 $ 10,400
Foamex-JPS Automotive LP/
 Foamex JPS Capital Corp.
 0%, 7/1/04 (e) Caa  10,000  8,300
Foamex LP/Foamex Capital
 Corp. 11 7/8%, 10/1/04 B3  20,000  21,400
Freedom Chemical Co.
 10 5/8%, 10/15/06 (c) B3  60,000  63,000
Sterling Chemicals Holdings,
 Inc. 11 3/4%, 8/15/06 B3  20,000  21,100
  124,200
IRON & STEEL - 0.0%
AK Steel Corp.
 9 1/8%, 12/15/06 (c) Ba2  40,000  41,050
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 B3  10,000  9,350
WCI Steel, Inc.
 10%, 12/1/04 (c) B1  10,000  10,100
  60,500
METALS & MINING - 0.1%
Commonwealth Aluminum
 Corp. 10 3/4%, 10/1/06 B2  20,000  20,600
Kaiser Aluminum & Chemical
 Corp. 12 3/4%, 2/1/03 B2  20,000  21,350
Renco Metals, Inc.
 11 1/2%, 7/1/03 B2  20,000  21,000
  62,950
PAPER & FOREST PRODUCTS - 0.1%
Doman Industries Ltd. yankee
 8 3/4%, 3/15/04 Ba3  40,000  37,500
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 B3  30,000  31,650
Stone Container Corp.
 11 7/8%, 8/1/16 B1  10,000  10,600
  79,750
TOTAL BASIC INDUSTRIES   327,400
CONGLOMERATES - 0.0%
Jordan Industries, Inc.:
 10 3/8%, 8/1/03 B3  20,000  19,800
 0%, 8/1/05 (e) Caa  10,000  7,950
  27,750
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
McDermott J Ray SA
 9 3/8%, 7/15/06 B1  60,000  63,000

  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Delco Remy International, Inc.
 10 5/8%, 8/1/06 (c) B2 $ 10,000 $ 10,600
Lear Corp. 9 1/2%, 7/15/06 B1  25,000  26,750
  37,350
HOME FURNISHINGS - 0.1%
Interlake Corp.
 12 1/8%, 3/1/02 B3  40,000  41,400
Knoll, Inc. 10 7/8%, 3/15/06 B3  58,000  64,090
  105,490
TEXTILES & APPAREL - 0.6%
Dan River, Inc.
 10 1/8%, 12/15/03 B3  10,000  10,100
Levi Strauss & Co.
 6.80%, 11/1/03 (c) Baa  570,000  566,956
  577,056
TOTAL DURABLES   719,896
ENERGY - 0.6%
ENERGY SERVICES - 0.1%
Petroliam Nasional BHD
 yankee 6 7/8%, 7/1/03 (c) A1  130,000  130,186
OIL & GAS - 0.5%
Flores & Rucks, Inc.
 9 3/4%, 10/1/06 B3  30,000  31,800
KCS Energy, Inc.
 11%, 1/15/03 B1  20,000  21,700
Norcen Energy Resources Ltd.
 yankee 7 3/8%, 5/15/06 Baa  150,000  152,325
Ras Laffan Liquid Natural
 Gas Co. Ltd. yankee
 8.29%, 3/15/14 (c) A3  300,000  304,005
  509,830
TOTAL ENERGY   640,016
FINANCE - 6.9%
BANKS - 1.9%
ABN Amro Bank NV (Chicago)
 6 5/8%, 10/31/01 Aa3  500,000  500,175
Capital One Bank
 6.74%, 5/31/99 Baa  260,000  260,780
HSBC Americas, Inc.
 7%, 11/1/06 Baa  500,000  493,600
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  250,000  258,865
Signet Bank
 7.80%, 9/15/06 Baa  250,000  259,378
Summit Bancorp.
 8 5/8%, 12/10/02 BBB  100,000  108,421
  1,881,219
ASSET-BACKED SECURITIES - 2.2%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19 Ba2  80,000  89,000
Capital Equipment Receivables
 Trust 6.11%, 7/15/99  Aaa  1,410,000  1,410,000
CORPORATE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.
 6.10%, 4/15/27  Aaa $ 84,950 $ 84,167
Sears Credit Account Master
 Trust II 6 1/2%, 10/15/03  Aaa  630,000  635,311
  2,218,478
CREDIT & OTHER FINANCE - 2.6%
Ahmanson Capital Trust I
 8.36%, 12/1/26 (c) Baa  250,000  252,638
Associates Corp. of
 North America
 6 1/2%, 9/9/98 Aa3  250,000  251,548
CIT Group Holdings, Inc.
 6 1/4%, 9/30/99 Aa3  860,000  860,894
Chase Capital I
 7.67%, 12/1/26 A1  300,000  293,331
First Securities Capital I
 8.41%, 12/15/26 (c) A3  250,000  252,488
General Electric Capital Corp.
 6.94%, 4/13/09 (d) Aaa  480,000  486,706
HMC Acquisition Properties,
 Inc. 9%, 12/15/07 Ba3  60,000  60,900
MCN Investment Corp.
 6.03%, 2/1/01 Baa  180,000  176,191
  2,634,696
SAVINGS & LOANS - 0.2%
First Nationwide Parent
 Holdings Ltd.
 12 1/2%, 4/15/03 B2  80,000  88,600
First Nationwide Escrow Corp.
 10 5/8%, 10/1/03 (c) Ba3  80,000  86,400
  175,000
TOTAL FINANCE   6,909,393
HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
 10 3/4%, 7/1/00 B3  20,000  20,200
MEDICAL FACILITIES MANAGEMENT - 0.3%
Columbia/HCA Healthcare
 Corp. 6 1/2%, 3/15/99 A2  240,000  241,145
Quest Diagnostics, Inc.
 10 3/4%, 12/15/06 B2  10,000  10,525
  251,670
TOTAL HEALTH   271,870
HOLDING COMPANIES - 0.0%
Gray Communications System, Inc.
 10 5/8%, 10/1/06 B3  20,000  21,200
Veritas Holding GMBH
 9 5/8%, 12/15/03 (c) BB-  10,000  10,100
  31,300

  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.2%
Motors & Gears, Inc.
 10 3/4%, 11/15/06 (c) B3 $ 60,000 $ 61,800
Magnetek, Inc.
 10 3/4%, 11/15/98 B1  50,000  51,875
Omnipoint Corp.:
 11 5/8%, 8/15/06 (c) B2  10,000  10,375
 11 5/8%, 8/15/06 B2  20,000  20,750
  144,800
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
International Knife & Saw, Inc.
 11 3/8%, 11/15/06 (c) B3  10,000  10,325
Tenneco, Inc.
 8.075%, 10/1/02 Baa  300,000  318,240
  328,565
POLLUTION CONTROL - 0.0%
Allied Waste of North America,
 Inc. 10 1/4%, 12/1/06 (c) B3  10,000  10,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   483,865
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.2%
Benedek Communications Corp.
 0%, 5/15/06 (e) -  10,000  5,725
CS Wireless Systems, Inc.
 0%, 3/1/06 (e) Caa  40,000  14,400
Diamond Cable Communi-
 cations PLC yankee
 0%,12/15/05 (e) B3  20,000  14,225
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  10,000  10,250
 9 3/8%, 12/1/05 B3  10,000  9,675
NWCG Holdings Corp.
 0%, 6/15/99 Caa  10,000  8,300
Peoples Choice TV Corp.
 unit 0%, 6/1/04 (e) Caa  30,000  12,600
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  10,000  10,500
Telewest PLC 0%, 10/1/07 (e) B1  30,000  20,850
UIH Australia/PAC, Inc.,
 Series B, 0%, 5/15/06 (e) B2  90,000  46,800
  153,325
ENTERTAINMENT - 0.1%
Alliance Gaming Corp.
 12 7/8%, 6/30/03 B2  40,000  42,500
AMF Group, Inc., Series B:
 10 7/8%, 3/15/06 B2  20,000  21,100
 0%, 3/15/06 (e) B2  10,000  6,613
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  10,000  10,125
Viacom, Inc. 8%, 7/7/06 B1  30,000  29,100
  109,438
CORPORATE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.0%
ICON Health and Fitness, Inc.
 13%, 7/15/02 B3 $ 40,000 $ 45,000
ICON Fitness Corp.
 0%, 11/15/06 (c)(e) -  10,000  5,250
  50,250
LODGING & GAMING - 0.6%
American Skiing Co.
 12%, 7/15/06 (c) B3  20,000  21,050
Aztar Corp.
 13 3/4%, 10/1/04 B2  10,000  10,650
Circus Circus Enterprises, Inc.
 7%, 11/15/36 Baa  300,000  293,085
Grand Casinos, Inc.
 10 1/8%, 12/1/03 Ba3  130,000  130,650
HMH Properties, Inc.
 9 1/2%, 5/15/05 Ba3  60,000  62,550
Horseshoe Gaming LLC
 12 3/4%, 9/30/00 B1  50,000  54,000
  571,985
PUBLISHING - 0.0%
Hollinger International
 Publishing, Inc.
 9 1/4%, 2/1/06 B1  20,000  19,800
TOTAL MEDIA & LEISURE   904,798
NONDURABLES - 0.7%
FOODS - 0.3%
International Home Foods, Inc.
 10 3/8%, 11/1/06 (c) B2  30,000  31,275
Quaker Oats Co.:
 9.05%, 12/15/03 A3  100,000  111,682
 9.10%, 12/15/03 A3  100,000  111,954
Specialty Foods Corp.
 11 1/8%, 10/1/02 B3  30,000  28,500
  283,411
HOUSEHOLD PRODUCTS - 0.1%
Revlon Worldwide Corp.
 secured 0%, 3/15/98 B3  140,000  121,275
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  15,000  15,731
  137,006
TOBACCO - 0.3%
Philip Morris Companies, Inc.
 6.95%, 6/1/06 A2  250,000  252,965
TOTAL NONDURABLES   673,382
RETAIL & WHOLESALE - 1.0%
APPAREL STORES - 0.1%
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3  10,000  10,400
Specialty Retailers, Inc.
 10%, 8/15/00 B1  30,000  31,200
  41,600

  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
GENERAL MERCHANDISE STORES - 0.9%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa $ 500,000 $ 500,220
 6.40%, 2/15/03 Baa  400,000  389,548
Pantry, Inc. 12%, 11/15/00 B2  20,000  19,150
  908,918
GROCERY STORES - 0.0%
Pathmark Stores, Inc.
 11 5/8%, 6/15/02 Caa  20,000  20,450
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Guitar Center Management Co.,
 Inc. 11%, 7/1/06 B2  10,000  10,600
TOTAL RETAIL & WHOLESALE   981,568
SERVICES - 0.0%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  20,000  19,300
SERVICES - 0.0%
Outsourcing Solutions, Inc.
 11%, 11/1/06 (c) B3  10,000  10,475
TOTAL SERVICES   29,775
TECHNOLOGY - 0.5%
COMMUNICATIONS EQUIPMENT - 0.1%
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (e) Caa  90,000  68,175
Hyperion Telecommunications,
 Inc., Series B,
 0%, 4/15/03 (e) -  60,000  34,050
  102,225
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Bell & Howell Co.
 0%, 3/1/05 (e) B3  50,000  36,500
Comdisco, Inc.
 6.70%, 8/6/99 Baa  250,000  251,820
Dictaphone Corp.
 11 3/4%, 8/1/05 B3  10,000  8,950
Exide Electronics Group, Inc.
 11 1/2%, 5/15/06 B3  10,000  10,650
Unisys Corp.:
 11 3/4%, 10/15/04 B1  10,000  10,663
 12%, 4/15/03 B1  60,000  64,200
  382,783
TOTAL TECHNOLOGY   485,008
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.3%
Atlas Air, Inc.
 12 1/4%, 12/1/02 Ba3  30,000  33,450
Delta Air Lines, Inc.
 8 1/4%, 12/27/07 (d) Baa  270,000  304,981
  338,431
RAILROADS - 0.2%
Burlington Northern Santa Fe
 Corp. 7.29%, 6/1/36 Baa  150,000  154,766
TOTAL TRANSPORTATION   493,197
CORPORATE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 1.3%
CELLULAR - 0.7%
Arch Communications Group,
 Inc. 0%, 3/15/08 (e) B3 $ 90,000 $ 51,413
Intercel, Inc. 0%, 5/1/06 (e) B2  30,000  18,375
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (e) B3  150,000  83,625
Millicom International Cellular
 SA 0%, 6/1/06 (e) B3  270,000  167,400
360 Degrees Communications
 Co. 7 1/8%, 3/1/03 Ba2  400,000  395,164
  715,977
ELECTRIC UTILITY - 0.0%
AES China Generating Ltd.
 yankee 10 1/8%, 12/15/06 Ba3  10,000  10,375
GAS - 0.4%
Columbia Gas System, Inc.
 6.61%, 11/28/02 Baa  379,000  376,063
TELEPHONE SERVICES - 0.2%
Brooks Fiber Properties, Inc.
 0%, 11/1/06 (c)(e) -  10,000  6,375
GST USA, Inc.
 0%, 12/15/05 (e) -  44,000  26,950
Intermedia Communications,
 Inc. 0%, 5/15/06 (e) B3  40,000  26,300
MFS Communications, Inc. (e):
 0%, 1/15/04 B1  40,000  34,700
 0%, 1/15/06 B1  60,000  43,800
Pagemart, Inc.
 0%, 11/1/03 (e) -  60,000  47,400
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (e) Caa  37,000  30,895
  216,420
TOTAL UTILITIES   1,318,835
TOTAL NONCONVERTIBLE BONDS   14,696,284
TOTAL CORPORATE BONDS
 (Cost $14,708,425)   14,853,979
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 11.1%
U.S. TREASURY OBLIGATIONS - 9.4%
 6 3/4%, 6/30/99 Aaa  700,000  712,362
 6 7/8%, 7/31/99 Aaa  3,800,000  3,877,178
 7%, 7/15/06 Aaa  2,200,000  2,285,602
 12%, 8/15/13 (callable) Aaa  1,100,000  1,573,517
 8 1/8%, 8/15/19 Aaa  825,000  954,294
TOTAL U.S. TREASURY OBLIGATIONS   9,402,953

  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal Home Loan Bank :
 7.56%, 9/1/04 Aaa $ 310,000 $ 325,829
 7.59%, 3/10/05 Aaa  190,000  201,043
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Defense Security Assistance
 Agency) Class 2-E
 9.40%, 5/15/02 Aaa  138,366  148,385
Guaranteed Trade Trust
 Certificates Series 1994-A
 (assets of Trust guaranteed
 by U.S. Government
 through Export-Import Bank)
 7.39%, 6/26/06 Aaa  165,458  171,080
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  8%, 11/15/01 Aaa  220,000  234,573
  5 5/8%, 9/15/03 Aaa  350,000  333,795
  5.89%, 8/15/05 Aaa  310,000  294,251
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   1,708,956
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $11,208,608)   11,111,909
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 4.3%
Federal Home Loan Government
 7%, 6/1/99 to 7/1/01 Aaa  498,972  502,400
Federal National Mortgage
 Association:
 5 1/2%, 2/1/03 to 2/1/26 Aaa  1,242,131  1,184,793
 6%, 4/1/11  Aaa  488,190  469,269
 7 1/2%, 10/1/26  Aaa  985,933  985,312
Government National Mortgage
 Association 7%,10/15/23
 to 4/15/26 Aaa  1,156,291  1,132,510
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $4,272,952)   4,274,284
U.S. GOVERNMENT AGENCY - 1.1%
Federal Home Loan Mortgage
 Corporation planned
 amortization class
 Series 1645 Class ZA,
 5 1/2%, 4/15/05 Aaa  602,750  589,944
U.S. GOVERNMENT AGENCY - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
Federal National Mortgage
 Association planned
 amortization class
 Series 1993-129 Class D,
 6.10%, 6/25/05 Aaa $ 500,000 $ 497,266
TOTAL U.S. GOVERNMENT AGENCY
 (Cost $1,077,852)   1,087,210
COMMERCIAL MORTGAGE SECURITIES - 0.2%
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c)
 (Cost $241,162) Aaa  250,000  250,000
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  470,000  471,706
Quebec Province yankee (d):
 6.86%, 4/15/26  A2  250,000  247,235
 7.22%, 7/22/36  A2  500,000  524,120
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $1,209,908)   1,243,061
CASH EQUIVALENTS - 2.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97  $ 2,860,072  2,859,000
TOTAL INVESTMENT IN SECURITIES -100%
 (Cost $92,905,667)  $ 100,414,161
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,631,236 or 2.6% of net assets.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $164,353,812 and $110,446,771, respectively, of which U.S. government and government agency obligations aggregated $35,586,586 and $33,384,491, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms amounted to $34,092 for the period (see Note 4 of Notes to Financial Statements).
The market value of futures contracts opened and closed during the period amounted to $14,268,932 and $15,811,555, respectively.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 25.4% AAA, AA, A 24.2%
Baa 4.7% BBB 5.2%
Ba 0.9% BB 0.9%
B 2.0% B 2.0%
Caa 0.2% CCC 0.1%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.3%
United Kingdom   4.7
Netherlands    4.2
Canada   2.0
Others (individually less than 1%)    0.8
TOTAL   100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $92,931,565. Net unrealized appreciation aggregated $7,482,596, of which $8,090,435 related to appreciated investment securities and $607,839 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $372,000 all of which will expire on December 31, 2004. VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in                  $ 100,414,161
securities, at
value
(including
repurchase
agreements
of
$2,859,000)
(cost
$92,905,667)
- See
accompanyin
g schedule

Cash                            6,515

Receivable for                  2,046,354
investments
sold

Receivable for                  489,749
fund shares
sold

Dividends                       150,163
receivable

Interest                        532,790
receivable

 TOTAL ASSETS                   103,639,732

LIABILITIES

Payable for        $ 469,857
investments
purchased

Accrued             38,194
management
fee

Other payables      22,049
and
accrued
expenses

 TOTAL                          530,100
LIABILITIES

NET ASSETS                     $ 103,109,632

Net Assets
consist of:

Paid in capital                $ 93,337,476

Undistributed                   2,677,878
net
investment
income

Accumulated                     (414,550
undistributed                  )
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                  7,508,828
appreciation
(depreciation
) on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                $ 103,109,632
8,434,143
shares
outstanding

NET ASSET                       $12.23
VALUE,
offering price

and
redemption
price per
share
($103,109,63
2 (divided by)
8,434,143
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1996

INVESTMENT                      $ 1,114,701
INCOME
Dividends

Interest                         2,113,614

 TOTAL                           3,228,315
INCOME

EXPENSES

Management         $ 356,604
fee

Transfer agent      43,812
fees

Accounting          59,115
fees and
expenses

Non-interested      358
trustees'
compensatio
n

Custodian fees      55,454
and
expenses

Registration        25
fees

Audit               21,222

Legal               1,195

Miscellaneous       166

 Total              537,951
expenses
before
reductions

 Expense            (11,411      526,540
reductions         )

NET                              2,701,775
INVESTMENT
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss)
on:

 Investment         (623,737
securities         )

 Foreign            133,355
currency
transactions

 Futures            98,897       (391,485
contracts                       )

Change in net
unrealized
appreciation
(depreciation
) on:

 Investment         6,512,003
securities

 Assets and         (64,618
liabilities in     )
 foreign
currencies

 Futures            (4,099       6,443,286
contracts          )

NET GAIN (LOSS)                  6,051,801


NET INCREASE                    $ 8,753,576
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

OTHER                           $ 10,083
INFORMATION
 EXPENSE
REDUCTIONS
 Directed
brokerage
arrangement
s

 Custodian                       1,328
interest
credits

                                $ 11,411

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 3, 1995
                                    DECEMBER 31,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   DECEMBER 31, 1995

Operations          $ 2,701,775     $ 527,063
Net
investment
income

 Net realized        (391,485)       442,330
gain (loss)

 Change in           6,443,286       1,065,542
net
unrealized
appreciation
(depreciation
)

 NET INCREASE        8,753,576       2,034,935
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (26,804)        (507,432)
shareholders
From net
investment
income

 From net            (192,158)       (289,961)
realized gain

 TOTAL               (218,962)       (797,393)
DISTRIBUTION
S

Share                51,928,218      42,321,007
transactions
Net proceeds
from sales of
shares

 Reinvestmen         218,962         797,393
t of
distributions

 Cost of             (727,396)       (1,200,708)
shares
redeemed

 NET INCREASE        51,419,784      41,917,692
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIO
NS

  TOTAL              59,954,398      43,155,234
INCREASE
(DECREASE)
IN NET ASSETS


NET ASSETS

 Beginning of        43,155,234      -
period

 End of period      $ 103,109,632   $ 43,155,234
(including
undistribute
d net
investment
income of
$2,677,878
and
$2,907,
respectivel
y)

OTHER
INFORMATION
Shares

 Sold                4,616,047       3,901,795

 Issued in           19,533          71,902
reinvestment
of
distributions

 Redeemed            (64,658)        (110,476)

 Net increase        4,570,922       3,863,221
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA   YEAR ENDED                             JANUARY 3, 1995
                          DECEMBER 31,                           (COMMENCEMENT
                          1996                                   OF OPERATIONS) TO
                                                                 DECEMBER 31, 1995


Net asset        $ 11.17     $ 10.00
value,
beginning of
period

Income from
Investment
Operations

 Net              .33         .14
investment
income

 Net realized     .78         1.25
and
unrealized
gain (loss)

 Total from       1.11        1.39
investment
operations



Less
Distributions

 From net         (.01) F     (.14)
investment
income

 From net         (.04) F     (.08)
realized gain

 Total            (.05)       (.22)
distributions

Net asset        $ 12.23     $ 11.17
value, end of
period

TOTAL             9.98%       13.92%
RETURN A, B

RATIOS AND
SUPPLEMENT
AL DATA

Net assets,      $ 103,110   $ 43,155
end of period
(000 omitted)

Ratio of          .72%        1.42% C
expenses to
average net
assets

Ratio of          .71% D      1.42%
expenses to
average net
assets after
expense
reductions

Ratio of net      3.63%       3.56%
investment
income to
average net
assets

Portfolio         163%        248%
turnover rate

Average          $ .0165
commission
rate E

A   TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). B TOTAL RETURNS DO NOT REFLECT CHARGES
ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE
TOTAL RETURNS SHOWN. C FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER. D FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). E FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER. F THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL
STATEMENTS).

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance period. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996          PAST 1   LIFE OF
                                         YEAR     FUND

Growth Opportunities                     18.27%   25.24%

S&P 500 (registered trademark)           22.96%   30.11%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970108 095155 S00000000000001
             VIP III: Growth Opp         SP Standard & Poor 500
             00617                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31      10060.00                    10258.23
  1995/02/28      10370.00                    10658.00
  1995/03/31      10560.00                    10972.51
  1995/04/30      10930.00                    11295.66
  1995/05/31      11440.00                    11747.14
  1995/06/30      11790.00                    12020.03
  1995/07/31      12180.00                    12418.61
  1995/08/31      12260.00                    12449.78
  1995/09/30      12470.00                    12975.16
  1995/10/31      12560.00                    12928.84
  1995/11/30      12920.00                    13496.42
  1995/12/31      13251.81                    13756.36
  1996/01/31      13444.45                    14224.63
  1996/02/29      13434.43                    14356.49
  1996/03/31      13393.72                    14494.74
  1996/04/30      13607.45                    14708.39
  1996/05/31      13912.77                    15087.72
  1996/06/30      14024.73                    15145.21
  1996/07/31      13617.62                    14476.09
  1996/08/31      13699.05                    14781.39
  1996/09/30      14360.59                    15613.29
  1996/10/31      14950.89                    16043.91
  1996/11/30      16080.60                    17256.66
  1996/12/31      15673.50                    16914.81
IMATRL PRASUN   SHR__CHT 19961231 19970108 095157 R00000000000027

Let's say hypothetically that $10,000 was invested in Growth Opportunities Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $15,673
- a 56.73% increase on the initial investment. With reinvested dividends and capital gains, if any, the same $10,000 investment in the S&P 500 would have grown to $16,915 over the same period - a 69.15% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

Philip Morris Companies, Inc.           7.4

Federal National Mortgage Association   7.1

General Motors Corp.                    4.0

Compaq Computer Corp.                   3.1

Fleet Financial Group, Inc.             3.0

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
              % OF FUND'S
              INVESTMENTS

Finance       18.0

Technology    14.1

Nondurables   8.6

Energy        7.2

Durables      6.4

ASSET ALLOCATION AS OF DECEMBER 31, 1996*
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 15.3
Row: 1, Col: 3, Value: 79.90000000000001
Stocks  79.9%
Bonds  15.3%
Short-term investments 4.8%
FOREIGN INVESTMENTS  8.4%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with
George Vanderheiden,
Portfolio Manager of Growth Opportunities Portfolio
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the past 12 months ending December 31, 1996, the fund slightly underperformed the Standard & Poor's 500 Index, which rose 22.96%.
Q. WHY DID THE FUND TRAIL ITS INDEX?
A. I am disappointed the fund didn't do better during the past year. The problem wasn't so much with the stock selection, but with the portion of the fund invested in bonds. The Treasury bonds were purchased as a hedge against the slowing corporate earnings pattern that I saw occurring.
Q. WHAT IS YOUR THINKING ON BONDS NOW?
A. I believe earnings will probably be flat in 1997. And since the stock market is already selling at historically high valuations, I think bonds may offer good value in a slowing economy. Current long bond yields of 6.8% are over three times the current level of stock market dividend yields of 2.1%. Looking at stock market history, the only other time I have found this ratio to be higher in recent times was prior to the October 1987 drop in stock prices, when the bond yield was 9% and the stock dividend yield was 2.7%.
Q. IF YOU CONSIDER STOCK MARKET VALUATIONS HIGH, WHAT STRATEGIES ARE YOU USING TO MINIMIZE RISK IN YOUR EQUITY SELECTIONS?
A. I am pursuing two strategies - growth at a reasonable price and vulture investing. I have always felt the most prudent way to buy growth stocks is to get as much total return, meaning stock appreciation plus dividend yield, for as small a price as possible. A common way to determine the value of a growth stock is to look at its price-to-earnings ratio, or how many times earnings the market thinks that stock is worth. To give an example, both Philip Morris and Coca-Cola are growth stocks that have grown their earnings-per-share at an 18% growth rate over the past 10 years. But I bought Philip Morris and not Coca-Cola during the period because I thought Philip Morris was a growth stock at a reasonable price, while I didn't think Coca-Cola was reasonably priced. Let me explain by pointing out what the market was paying for each stock's total return at the beginning of October, midway through the period covered by this report. Coke was at $51 and the consensus estimate for its earnings-per-share was $1.40 for 1996, thereby producing a price-to-earnings ratio of 36 times. Philip Morris was at $93 with a consensus earnings-per-share estimate of $7.70 for 1996, thereby producing a price-to-earnings ratio of almost 12 times. Litigation concerns were obviously dragging down Philip Morris' ratio, but litigation worries have been around for 15 years and this was the biggest gap between Philip Morris' price-to-earnings ratio and Coke's. This is why I invested in Philip Morris and not Coca-Cola.
Q. WHAT HAVE BEEN THE SUCCESSES OVER THE PAST YEAR?
A. Among the successes, the big sector weighting in financial stocks helped, particularly the holdings in Fannie Mae - the Federal National Mortgage Association - Freddie Mac - the Federal Home Loan Mortgage Corporation - and Allstate. Also, certain stocks within the technology sector contributed strong returns, including Compaq Computer, Intel and IBM. Finally, the energy sector was a good contributor, with such stocks as Royal Dutch, British Petroleum, Louisiana Land & Exploration and Tosco providing strong performance.
Q. AND THE DISAPPOINTMENTS?
A. My biggest disappointment was that, during the period, I didn't have a heavier representation in quality blue chips, such as General Electric and Microsoft, and not investing in other blue chips that performed well over the period, such as Coca-Cola, Merck and Johnson & Johnson. I was put off by the valuations of these stocks being at the upper end of the historical range, but to my surprise they went to even higher valuations.
Q. WHAT'S YOUR OUTLOOK, GEORGE?
A. The bull market that started in October 1990 is moving into its seventh year and penetrated the 6500 level earlier this month. My feeling is to be cautious short-term and optimistic long-term. I don't know if the next 1000 points will be up or down, but I do feel that the next 6000 points will be up. My caution near-term is due to the slowing earnings environment, the high levels of optimism and bullishness, and the post-presidential election year that historically has been a difficult period for stocks. Factors that feed my longer-term optimism are the benign inflation environment, the growing spread of capitalism throughout the world, and the aging of the baby boomers, which has positive implications for savings and the financial markets. In spite of being cautious near-term, I continue to aggressively use all the resources of Fidelity to identify and select the best ideas for this fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks
START DATE: January 3, 1995
SIZE: as of December 31, 1996, more than $383 million
MANAGER: George Vanderheiden, since
inception; joined Fidelity in 1971
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 79.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.5%
Boeing Co.   15,500 $ 1,648,813
Gulfstream Aerospace Corp. (a)  7,800  189,150
  1,837,963
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   43,600  2,098,250
TOTAL AEROSPACE & DEFENSE   3,936,213
BASIC INDUSTRIES - 4.3%
CHEMICALS & PLASTICS - 2.7%
Air Products & Chemicals, Inc.   10,400  718,900
du Pont (E.I.) de Nemours & Co.   72,200  6,813,875
Raychem Corp.   16,300  1,306,038
Union Carbide Corp.   31,400  1,283,475
  10,122,288
METALS & MINING - 0.1%
Reynolds Metals Co.   5,500  310,063
PACKAGING & CONTAINERS - 0.6%
Owens-Illinois, Inc. (a)  87,800  1,997,450
Tupperware Corp.   7,500  402,188
  2,399,638
PAPER & FOREST PRODUCTS - 0.9%
Boise Cascade Corp.   21,500  682,625
Champion International Corp.   34,600  1,496,450
International Paper Co.   18,200  734,825
Temple-Inland, Inc.   5,800  313,925
Willamette Industries, Inc.   4,000  278,500
  3,506,325
TOTAL BASIC INDUSTRIES   16,338,314
CONSTRUCTION & REAL ESTATE - 0.9%
CONSTRUCTION - 0.7%
Centex Corp.   17,300  650,913
DR Horton, Inc.   20,936  227,679
Fleetwood Enterprises, Inc.   47,562  1,307,955
Kaufman & Broad Home Corp.   25,600  329,600
Lennar Corp.   800  21,800
U.S. Home Corp. (a)  2,700  70,200
  2,608,147
ENGINEERING - 0.2%
Fluor Corp.   11,100  696,525
TOTAL CONSTRUCTION & REAL ESTATE   3,304,672
DURABLES - 6.4%
AUTOS, TIRES, & ACCESSORIES - 6.1%
Cummins Engine Co., Inc.   17,100  786,600
Dana Corp.   14,300  466,538
Discount Auto Parts, Inc. (a)   8,100  189,338
Federal-Mogul Corp.   18,300  402,600
General Motors Corp.   274,200  15,286,650Goodyear Tire & Rubber Co.
8,200  421,275
Honda Motor Co. Ltd.   37,000  1,056,231
Magna International, Inc. Class A  46,300  2,575,318
Superior Industries International, Inc.   36,600  846,375
Volvo AB Class B  56,500  1,241,414
  23,272,339

 SHARES VALUE (NOTE 1)
CONSUMER ELECTRONICS - 0.2%
Newell Co.   17,000 $ 535,500
Whirlpool Corp.   3,400  158,525
  694,025
TEXTILES & APPAREL - 0.1%
Burlington Industries, Inc. (a)  52,000  572,000
TOTAL DURABLES   24,538,364
ENERGY - 7.2%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   35,400  588,525
OIL & GAS - 7.0%
Amerada Hess Corp.   16,600  960,725
Anadarko Petroleum Corp.   2,400  155,400
Atlantic Richfield Co.   23,800  3,153,500
British Petroleum PLC ADR  29,671  4,194,738
Burlington Resources, Inc.   36,300  1,828,613
Canada Occidental Petroleum Ltd.   37,500  603,184
Elf Aquitaine SA sponsored ADR  8,500  384,625
Enron Oil & Gas Co.   2,500  63,125
Kerr-McGee Corp.   8,100  583,200
Louisiana Land & Exploration Co.   28,200  1,512,225
Noble Affiliates, Inc.   4,100  196,288
Occidental Petroleum Corp.   24,700  577,363
Royal Dutch Petroleum Co. ADR  50,900  8,691,175
Santa Fe Energy Resources, Inc. (a)  25,300  351,038
Sun Co., Inc.   24,200  589,875
Tosco Corp.   27,600  2,183,850
Total SA:
 Class B  2,653  215,716
 sponsored ADR  10,268  413,287
Ultramar Diamond Shamrock Corp.   1,000  31,625
Union Pacific Resources Group, Inc.   6,700  195,975
  26,885,527
TOTAL ENERGY   27,474,052
FINANCE - 18.0%
BANKS - 3.4%
Canadian Imperial Bank of Commerce  3,100  136,700
Fleet Financial Group, Inc.   233,482  11,644,915
NationsBank Corp.   6,700  654,925
State Street Boston Corp.   7,300  470,850
  12,907,390
CREDIT & OTHER FINANCE - 0.1%
Transamerica Corp.   2,600  205,400
FEDERAL SPONSORED CREDIT - 9.5%
Federal Home Loan Mortgage Corporation  83,200  9,162,400
Federal National Mortgage Association  725,400  27,021,150
  36,183,550
INSURANCE - 4.5%
AFLAC, Inc.   13,750  587,813
Allmerica Financial Corp.   41,800  1,400,300
Allstate Corp.   91,759  5,310,552
American International Group, Inc.   32,500  3,518,125
CIGNA Corp.   1,700  232,263
Equitable of Iowa Companies   2,100  96,338
General Re Corp.   15,300  2,413,575
Loews Corp.   3,300  311,025
MGIC Investment Corp.   4,100  311,600
Provident Companies, Inc.   1,500  72,563
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Providian Corp.   31,300 $ 1,608,038
Reliastar Financial Corp.   2,400  138,600
Torchmark Corp.   19,100  964,550
Travelers/Aetna Property Casualty Corp.
 Class A  4,800  169,800
UNUM Corp.   1,900  137,275
  17,272,417
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   19,800  1,249,875
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   35,600  947,850
TOTAL FINANCE   68,766,482
HEALTH - 4.1%
DRUGS & PHARMACEUTICALS - 0.9%
Astra AB Class A Free shares  29,300  1,441,548
Novartis AG   600  685,650
Pharmacia & Upjohn, Inc.   2,500  99,063
Schering-Plough Corp.   21,800  1,411,550
  3,637,811
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp.   2,780  76,798
Baxter International, Inc.   5,500  225,500
Biomet, Inc.   32,700  494,588
  796,886
MEDICAL FACILITIES MANAGEMENT - 3.0%
Columbia/HCA Healthcare Corp.   235,750  9,606,813
Humana, Inc. (a)  32,900  629,213
Tenet Healthcare Corp. (a)   35,400  774,375
United HealthCare Corp.   8,300  373,500
  11,383,901
TOTAL HEALTH   15,818,598
HOLDING COMPANIES - 0.3%
U.S. Industries, Inc. (a)  29,000  996,875
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
ELECTRICAL EQUIPMENT - 0.8%
Emerson Electric Co.   4,100  396,675
General Electric Co.   15,600  1,542,450
Scientific-Atlanta, Inc.   19,300  289,500
Sensormatic Electronics Corp.   10,000  167,500
Westinghouse Electric Corp.   26,100  518,738
  2,914,863
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Caterpillar, Inc.   23,700  1,783,425
Dover Corp.   2,000  100,500
Illinois Tool Works, Inc.   600  47,925
Kaydon Corp.   200  9,425
Kennametal, Inc.   300  11,663
  1,952,938
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   42,700  1,120,875
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,988,676

 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 1.5%
BROADCASTING - 0.0%
HSN, Inc. (a)  5,040 $ 119,700
ENTERTAINMENT - 0.3%
Cedar Fair LP (depositary unit)  1,400  51,800
Royal Caribbean Cruises Ltd.   47,900  1,119,663
  1,171,463
LEISURE DURABLES & TOYS - 0.5%
Nintendo Co. Ltd. Ord.   28,100  2,009,047
LODGING & GAMING - 0.5%
Circus Circus Enterprises, Inc. (a)   43,900  1,509,063
Mirage Resorts, Inc. (a)  5,900  127,588
Sun International Hotels Ltd. Ord. (a)  8,900  324,850
  1,961,501
RESTAURANTS - 0.2%
Brinker International, Inc. (a)  15,100  241,600
Darden Restaurants, Inc.   8,200  71,750
McDonald's Corp.   7,100  321,275
  634,625
TOTAL MEDIA & LEISURE   5,896,336
NONDURABLES - 8.6%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   8,500  189,125
TOBACCO - 8.6%
Philip Morris Companies, Inc.   250,800  28,246,350
RJR Nabisco Holdings Corp.   109,760  3,731,840
UST, Inc.   23,400  757,575
  32,735,765
TOTAL NONDURABLES   32,924,890
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   5,800  166,065
Santa Fe Pacific Gold Corp.  24,000  369,000
   535,065
RETAIL & WHOLESALE - 5.0%
APPAREL STORES - 0.3%
TJX Companies, Inc.   21,300  1,009,088
DRUG STORES - 0.1%
CVS Corp.   5,700  235,838
GENERAL MERCHANDISE STORES - 1.8%
Federated Department Stores, Inc. (a)  62,000  2,115,750
Wal-Mart Stores, Inc.   208,700  4,774,013
  6,889,763
GROCERY STORES - 0.0%
Safeway, Inc.   1,900  81,225
RETAIL & WHOLESALE, MISCELLANEOUS - 2.8%
Circuit City Stores, Inc.   91,900  2,768,488
Home Depot, Inc. (The)  66,400  3,328,300
Lowe's Companies, Inc.   54,000  1,917,000
Officemax, Inc. (a)  44,575  473,609
Office Depot, Inc. (a)  20,200  358,550
Rex Stores Corp. (a)  9,700  78,813
Tandy Corp.   8,000  352,000
Toys "R" Us, Inc. (a)  49,600  1,488,000
  10,764,760
TOTAL RETAIL & WHOLESALE   18,980,674
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   2,700 $ 128,250
SERVICES - 0.0%
HCIA, Inc. (a)  3,300  113,850
TOTAL SERVICES   242,100
TECHNOLOGY - 14.1%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)  12,000  763,500
Nokia Corp. AB sponsored ADR  2,200  126,775
  890,275
COMPUTER SERVICES & SOFTWARE - 1.3%
America Online, Inc. (a)  12,800  425,600
Automatic Data Processing, Inc.   25,600  1,097,600
Electronic Data Systems Corp.   23,600  1,020,700
Microsoft Corp. (a)  7,800  644,475
Oracle Systems Corp. (a)  19,050  795,338
Policy Management Systems Corp. (a)  19,200  885,600
Sabre Group Holdings, Inc. Class A (a)  1,300  36,238
  4,905,551
COMPUTERS & OFFICE EQUIPMENT - 7.8%
Adaptec, Inc. (a)  3,200  128,000
Bay Networks, Inc. (a)  66,900  1,396,538
Compaq Computer Corp. (a)  158,400  11,761,200
Hewlett-Packard Co.   30,600  1,537,650
Ingram Micro, Inc. Class A (a)  1,200  27,600
International Business Machines Corp.   75,900  11,460,900
SCI Systems, Inc. (a)  31,700  1,414,613
Seagate Technology (a)  35,300  1,394,350
Silicon Graphics, Inc. (a)  6,700  170,850
Tech Data Corp. (a)  13,600  372,300
  29,664,001
ELECTRONIC INSTRUMENTS - 1.0%
Applied Materials, Inc. (a)  26,800  963,125
KLA Instruments Corp. (a)  5,700  202,350
Lam Research Corp. (a)  13,900  390,938
Novellus System, Inc. (a)  11,800  639,413
Teradyne, Inc. (a)  33,400  814,125
Varian Associates, Inc.   12,700  646,113
  3,656,064
ELECTRONICS - 3.8%
AMP, Inc.   66,900  2,567,288
Atmel Corp. (a)  13,100  433,938
Intel Corp.   20,400  2,671,125
Methode Electronics, Inc. Class A  84,300  1,707,075
Microchip Technology, Inc. (a)  2,100  106,838
Micron Technology, Inc.   14,700  428,138
Molex, Inc.   9,275  330,422
Motorola, Inc.   7,100  435,763
National Semiconductor Corp. (a)  15,000  365,625
Solectron Corp. (a)  65,300  3,485,388
Storage Technology Corp. (a)  10,600  504,825
Texas Instruments, Inc.   20,200  1,287,750
Xilinx, Inc. (a)  8,200  301,863
  14,626,038
TOTAL TECHNOLOGY   53,741,929

 SHARES VALUE (NOTE 1)
TRANSPORTATION - 0.7%
RAILROADS - 0.6%
Bombardier, Inc. Class B  15,800 $ 291,600
Burlington Northern Santa Fe Corp.   7,700  665,087
CSX Corp.   28,200  1,191,450
  2,148,137
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  15,100  283,125
Stolt-Nielsen SA  4,500  84,938
  368,063
TOTAL TRANSPORTATION   2,516,200
UTILITIES - 6.1%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)  59,700  1,507,400
360 Degrees Communications Co. (a)  6,406  148,139
Vodafone Group PLC sponsored ADR  164,700  6,814,463
Vodafone Group PLC  23,800  100,700
  8,570,702
GAS - 0.2%
Enron Corp.   18,300  789,188
TELEPHONE SERVICES - 3.7%
Ameritech Corp.   28,900  1,752,063
Bell Atlantic Corp.   22,000  1,424,500
BellSouth Corp.   47,100  1,901,663
Deutsche Telekom AG (a)  13,700  285,287
MCI Communications Corp.   93,100  3,043,206
NYNEX Corp.   42,000  2,021,250
SBC Communications, Inc.   49,800  2,577,150
Sprint Corp.   24,000  957,000
  13,962,119
TOTAL UTILITIES   23,322,009
TOTAL COMMON STOCKS
 (Cost $259,232,490)   305,321,449
U.S. TREASURY OBLIGATIONS - 15.3%
 PRINCIPAL
 AMOUNT
8 1/8%, 8/15/19 $ 18,640,000  21,561,261
6 1/4%, 8/15/23  27,253,000  25,549,688
stripped principal:
 0%, 2/15/19  6,750,000  1,490,940
 0%, 8/15/19  10,000,000  2,139,300
 0%, 8/15/20  20,000,000  3,983,000
 0%, 11/15/21  20,000,000  3,670,800
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $58,342,737)   58,394,989
CASH EQUIVALENTS - 4.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97  $ 18,433,910  18,427,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $336,002,227)  $ 382,143,438
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $243,870,479 and $72,809,274, respectively, of which U.S. government and government agency obligations aggregated $38,124,493 and $5,600,182, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms amounted to $46,677 for the period (see Note 4 of Notes to Financial Statements).
The market value of futures contracts opened and closed during the period amounted to $2,410,871 and $2,416,594, respectively.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $336,123,748. Net unrealized appreciation aggregated $46,019,690, of which $51,068,262 related to appreciated investment securities and $5,048,572 related to depreciated investment securities.
The fund hereby designates approximately $3,331,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in                    $ 382,143,438
securities, at
value
(including
repurchase
agreements
of
$18,427,000)

(cost
$336,002,227
) - See
accompanyin
g schedule

Cash                              545

Receivable for                    899,141
investments
sold

Receivable for                    582,054
fund shares
sold

Dividends                         704,645
receivable

Interest                          1,206,680
receivable

 TOTAL ASSETS                     385,536,503

LIABILITIES

Payable for        $ 2,202,818
investments
purchased

Accrued             191,807
management
fee

Other payables      56,458
and
accrued
expenses

 TOTAL                            2,451,083
LIABILITIES

NET ASSETS                       $ 383,085,420

Net Assets
consist of:

Paid in capital                  $ 321,575,737

Undistributed                     6,366,110
net
investment
income

Accumulated                       9,002,398
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                    46,141,175
appreciation
(depreciation
) on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                  $ 383,085,420
24,875,768
shares
outstanding

NET ASSET                         $15.40
VALUE,
offering price

and
redemption
price per
share
($383,085,42
0 (divided by)
24,875,768
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1996

INVESTMENT                       $ 4,744,488
INCOME
Dividends

Interest                          3,722,828

 TOTAL                            8,467,316
INCOME

EXPENSES

Management         $ 1,679,264
fee

Transfer agent      184,791
fees

Accounting          167,116
fees and
expenses

Non-interested      1,341
trustees'
compensatio
n

Custodian fees      61,549
and
expenses

Registration        76
fees

Audit               24,980

Legal               4,523

Miscellaneous       591

 Total              2,124,231
expenses
before
reductions

 Expense            (23,025       2,101,206
reductions         )

NET                               6,366,110
INVESTMENT
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss)
on:

 Investment         9,083,873
securities

 Foreign            (986
currency           )
transactions

 Futures            5,723         9,088,610
contracts

Change in net
unrealized
appreciation
(depreciation
) on:

 Investment         35,811,811
securities

 Assets and         1,079         35,812,890
liabilities in
 foreign
currencies

NET GAIN (LOSS)                   44,901,500


NET INCREASE                     $ 51,267,610
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

OTHER                            $ 21,657
INFORMATION
Expense
reductions
 Directed
brokerage
arrangement
s

 Custodian                        1,368
interest
credits

                                 $ 23,025

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 3, 1995
                                    DECEMBER 31,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   DECEMBER 31, 1995

Operations          $ 6,366,110     $ 1,265,580
Net
investment
income

 Net realized        9,088,610       1,487,955
gain (loss)

 Change in           35,812,890      10,328,285
net
unrealized
appreciation
(depreciation
)

 NET INCREASE        51,267,610      13,081,820
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     -               (1,304,508)
shareholders
From net
investment
income

 From net            (705,098)       (830,141)
realized gain

 TOTAL               (705,098)       (2,134,649)
DISTRIBUTION
S

Share                170,852,927     152,442,844
transactions
Net proceeds
from sales of
shares

 Reinvestmen         705,098         2,134,649
t of
distributions

 Cost of             (3,337,769)     (1,222,012)
shares
redeemed

 NET INCREASE        168,220,256     153,355,481
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIO
NS

  TOTAL              218,782,768     164,302,652
INCREASE
(DECREASE)
IN NET ASSETS


NET ASSETS

 Beginning of        164,302,652     -
period

 End of period      $ 383,085,420   $ 164,302,652
(including
undistribute
d net
investment
income of
$6,366,110
and $0,
respectivel
y)

OTHER
INFORMATION
Shares

 Sold                12,499,499      12,503,896

 Issued in           53,538          164,965
reinvestment
of
distributions

 Redeemed            (246,129)       (100,001)

 Net increase        12,306,908      12,568,860
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA   YEAR ENDED                             JANUARY 3, 1995
                          DECEMBER 31,                           (COMMENCEMENT
                          1996                                   OF OPERATIONS) TO
                                                                 DECEMBER 31, 1995


Net asset        $ 13.07     $ 10.00
value,
beginning of
period

Income from
Investment
Operations

 Net              .26         .11
investment
income

 Net realized     2.12        3.14
and
unrealized
gain (loss)

 Total from       2.38        3.25
investment
operations



Less
Distributions

 From net         -           (.11)
investment
income

 From net         (.05)       (.07)
realized gain

 Total            (.05)       (.18)
distributions

Net asset        $ 15.40     $ 13.07
value, end of
period

TOTAL             18.27%      32.52%
RETURN A, B

RATIOS AND
SUPPLEMENT
AL DATA

Net assets,      $ 383,085   $ 164,303
end of period
(000 omitted)

Ratio of          .77%        .85% C
expenses to
average net
assets

Ratio of          .76% D      .83% D
expenses to
average net
assets after
expense
reductions

Ratio of net      2.29%       2.49%
investment
income to
average net
assets

Portfolio         28%         38%
turnover rate

Average          $ .0367
commission
rate F

A  THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). B TOTAL RETURNS DO NOT REFLECT CHARGES
ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE
TOTAL RETURNS SHOWN. C FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER. D FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). E FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

VARIABLE INSURANCE PRODUCTS FUND III: OVERSEAS FUND
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance period. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED DECEMBER 31, 1996          PAST 1   LIFE OF
                                        YEAR     FUND

Overseas                                12.84%   11.53%

Morgan Stanley EAFE Index               6.05%    8.61%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods show. The life of fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the potential
for significant growth over time; however,
investing in foreign markets means assuming
greater risks than investing in the United States.
Factors like changes in a country's financial
markets, its local political and economic
climate, and the fluctuating value of its currency
create these risks. For these reasons an
international fund's performance may be more
volatile than a fund that invests exclusively in the
United States.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970116 082952 S00000000000001
             FA Annuity Overseas Fund    MS EAFE Index
             00618                       MS001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9920.00                     9615.02
  1995/02/28       9930.00                     9587.43
  1995/03/31      10230.00                    10185.41
  1995/04/30      10460.00                    10568.47
  1995/05/31      10470.00                    10442.49
  1995/06/30      10610.00                    10259.36
  1995/07/31      10960.00                    10898.07
  1995/08/31      10670.00                    10482.34
  1995/09/30      10790.00                    10687.07
  1995/10/31      10580.00                    10399.80
  1995/11/30      10710.00                    10689.16
  1995/12/31      11020.16                    11119.83
  1996/01/31      11211.21                    11165.48
  1996/02/29      11251.40                    11203.22
  1996/03/31      11422.49                    11441.14
  1996/04/30      11714.34                    11773.77
  1996/05/31      11704.27                    11557.11
  1996/06/30      11794.85                    11622.15
  1996/07/31      11482.87                    11282.47
  1996/08/31      11563.38                    11307.19
  1996/09/30      11885.42                    11607.57
  1996/10/31      11764.66                    11488.79
  1996/11/30      12378.55                    11945.91
  1996/12/31      12435.04                    11792.24
IMATRL PRASUN   SHR__CHT 19961231 19970116 082955 R00000000000027

Let's say hypothetically that $10,000 was invested in Overseas Fund on January 3, 1995, when the fund started. As the chart shows by December 31, 1996, the value of the investment would have grown to $12,435 - a 24.35% increase on the initial investment. With reinvested dividends and capital gains, if any, the same $10,000 investment in the Morgan Stanley EAFE Index would have grown to $11,792 over the same period - a 17.92% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1996
                     % OF FUND'S
                     INVESTMENTS

Veba AG Ord.         2.6

Volvo AB Class B     2.2

Toyota Motor Corp.   1.9

Total SA Class B     1.7

Novartis AG (Reg.)   1.6

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                   % OF FUND'S
                   INVESTMENTS

Finance            13.3

Durables           11.9

Basic Industries   10.8

Utilities          8.4

Energy             8.1

GEOGRAPHIC DIVERSIFICATION AS OF DECEMBER 31, 1996
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                               INVESTMENTS

Japan                          23.2

United Kingdom                 12.3

France                         9.3

Germany                        6.5

Netherlands                    5.8

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE.
VARIABLE INSURANCE PRODUCTS FUND III: OVERSEAS FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Richard Mace, Portfolio Manager of Overseas Fund
Q. RICK, HOW DID THE FUND PERFORM?
A. For the 12-month period that ended December 31, 1996, the fund outperformed the Morgan Stanley Capital International EAFE Index - which tracks the performance of stocks in Europe, Australia and the Far East. The index had a total return of 6.05% for the period.
Q. WHAT WERE SOME OF THE MORE SIGNIFICANT CHANGES YOU MADE TO THE PORTFOLIO OVER THE COURSE OF THE YEAR?
A. I continued to sell Japanese stocks in order to keep the fund underweighted in Japan relative to the EAFE Index. I've placed the proceeds from these sales in European cyclical stocks - which tend to benefit from a strong economy. This strategy has been effective in moving the fund into undervalued European equities that I believe have appealing risk/reward characteristics. It also has limited the fund's exposure to the negative effects of the weak Japanese yen and the underperforming Japanese stock market.
Q. DOES THIS MEAN YOU HAVE A NEGATIVE VIEW ON JAPAN?
A. Not at all. In fact, I solidified the fund's position in what I consider my value holdings in Japan. These are companies that I believe will benefit from the weak yen, the recent Japanese economic revival, world economic growth and solid managements intent on raising the value of their businesses. I only invest with conviction, and I believed in the fund's remaining Japanese holdings. Some examples included Toyota, Honda and broad-based export companies such as Canon.
Q. BASED ON YOUR INVESTMENTS DURING THE PERIOD, YOU SAW OPPORTUNITIES IN EUROPE . . .
A. Six months ago, I saw great potential in Europe. Stocks were generally undervalued, there was the potential for economic recovery and some companies were taking steps to raise shareholder value. Some stocks have appreciated and realized their underlying value. Economic growth has come, although not as uniformly as I would have hoped. Additionally, many more corporate managements have been proactive in growing the value of their businesses by restructuring their balance sheets, selling off poor-performing subsidiaries and redeploying excess cash more efficiently.
Q. WHAT SPECIFIC TYPES OF COMPANIES DID YOU LIKE IN EUROPE?
A. As I said before, I looked for cyclical names - especially in the energy sector. I believed many European energy stocks' prices did not reflect rising oil prices and were discounting lower oil prices that never came to pass. Some energy stocks in the fund were Total, Royal Dutch Petroleum, Shell and British Petroleum. Additionally, I added to positions that I considered value holdings in Europe, such as Veba, Alcatel and Volvo - and that, in my opinion, exemplified some of the themes I discussed before.
Q. MANY OF THE FUND'S CANADIAN HOLDINGS ARE RELATIVELY NEW TO THE PORTFOLIO. WHAT WAS THE STORY THERE?
A. Many Canadian oil and gas, natural resources and bank stocks were attractively valued during the period. Some additions included Canadian Natural Resources and Inco.
Q. DID YOU HAVE ANY DISAPPOINTMENTS?
A. Yes. One would be the weakness of the Japanese market. I consider another to be the legal and governmental impediments to recognizing shareholder value in Europe. For example, it's not yet legal in many European countries for corporations to buy back stock, even though many corporate managements seek to do so. I also continue to be disappointed by the problems that arise from partial government ownership of companies.
Q. WHAT'S YOUR OUTLOOK?
A. I'm hopeful that the economic recoveries that have begun in Europe and Japan will continue. I think the key to a company's stock price will be the company's shareholder-friendly attitude, reflected in stock buybacks or a proactive management. Therefore, I will try to position the fund in companies that could benefit from economic growth and that are focused on providing returns for shareholders.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: to increase the value of the fund's shares by investing mainly in stocks in Europe, the Far East and the Pacific Basin
START DATE: January 3, 1995
SIZE: as of December 31, 1996, more than $45 million
MANAGER: Richard Mace, since March 1996;
joined Fidelity in 1987
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: OVERSEAS FUND
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.4%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.1%
Perez Companc Class B  9,789 $ 68,829
AUSTRALIA - 1.4%
Brambles Industries Ltd.   9,900  193,184
CSR Ltd.   43,198  151,078
Coles Myer Ltd.   17,900  73,700
Western Mining Holdings Ltd.   25,919  163,372
Woolworths Ltd.   26,200  63,100
  644,434
BELGIUM - 0.4%
Credit Communal Holding/Dexia (b)  1,000  91,206
Delhaize Freres & Cie Le Lion SA  1,600  95,018
  186,224
BRAZIL - 1.0%
Multicanal Participacoes SA
 sponsored ADR (a)  2,300  29,469
Telebras sponsored ADR  5,600  428,400
  457,869
CANADA - 2.4%
Alcan Aluminium Ltd.   7,000  236,167
BCE, Inc.   3,100  147,668
Bre-X Minerals Ltd. (a)  7,700  121,888
Bro-X Minerals Ltd. (a)  1,070  1,873
Canadian Natural Resources Ltd. (a)  5,100  139,884
Canada Occidental Petroleum Ltd.   1,800  28,953
Greenstone Resources Ltd. (a)  3,300  38,396
Inco Ltd.   11,000  351,060
Renaissance Energy Ltd. (a)  1,400  47,642
  1,113,531
DENMARK - 0.5%
Den Danske Bank Group AS  800  64,467
International Service Systems AS, Series B  4,400  115,701
Unidanmark AS Class A  700  36,220
  216,388
EMERGING MARKETS - 0.1%
GT Global Developing Markets Fund  1,500  17,438
Templeton Dragon Fund, Inc.   600  9,678
  27,116
FINLAND - 1.7%
Cultor OY, Series 1  1,500  81,430
Huhtamaki Ord.   4,600  213,758
Metsa-Serla Ltd. Class B  9,100  68,173
Nokia Corp. AB, Series A  700  40,554
Pohjola Class B  5,900  132,600
UPM-Kymmene Corp.   2,100  44,005
Valmet OY  8,100  142,469
Valmet OY (b)  2,500  43,646
  766,635
FRANCE - 9.3%
Alcatel Alsthom Compagnie
 Generale d'Electricite SA  7,491  601,589
Axa SA  3,608  229,410
Canal Plus SA  939  207,340
CLF-Dexia  1,500  130,636
Compagnie de Saint Gobain  200  28,285
Credit Commercial de France Ord.   1,100  50,867
Eramet SA  4,550  238,459
Generale des Eaux, Cie  450  55,751
Groupe Danone  900  125,376

 SHARES VALUE (NOTE 1)
Lafarge Coppee SA  1,830 $ 109,765
Michelin SA (Compagnie Generale des
 Etablissements) Class B  8,759  472,716
Nationale Elf Aquitaine  3,700  336,707
Paribas SA (Cie Financiere) Class A  400  27,044
Pechiney SA Class A  12,284  514,555
Peugeot SA Ord.   500  56,262
Rhone Poulenc SA Class A  700  23,859
Societe Generale Class A  600  64,855
Total SA Class B  9,599  780,497
Usinor Sacilor  9,674  140,730
Valeo SA  100  6,166
  4,200,869
GERMANY - 6.3%
BASF AG  3,200  121,440
Bayer AG  9,200  375,997
Buderus AG  100  49,303
Continental Gummi-Werke AG  5,600  100,993
Daimler-Benz AG Ord. (a)  4,000  275,446
Dresdner Bank AG Ord.   1,500  44,810
Hoechst AG Ord.   2,500  117,013
Karstadt AG  100  32,436
Mannesmann AG Ord.   300  130,003
New Germany Fund, Inc. (The)  2,900  38,788
Veba AG Ord.   20,300  1,175,464
Volkswagen AG  900  373,078
  2,834,771
HONG KONG - 2.0%
Great Eagle Holdings Ltd.   24,000  98,985
HSBC Holdings PLC  19,100  415,522
Hong Kong & China Gas Co. Ltd.   54,000  104,376
Hutchison Whampoa Ltd. Ord.   6,000  47,127
Hysan Development Co. Ltd.   36,000  143,358
Oriental Press Group Ltd. (warrants) (a)  5,800  412
Peregrine Investments Holdings Ltd.   20,000  34,262
Wharf Holdings Ltd. (b)   10,000  49,906
  893,948
INDONESIA - 0.1%
Matahari Putra Prima PT (For. Reg.)  22,500  26,196
IRELAND - 0.7%
Bank of Ireland, Inc.   26,400  241,040
Independent Newspapers PLC  20,133  100,015
  341,055
ITALY - 1.4%
Credito Italiano Ord.   38,100  41,865
Eni Spa  57,000  292,998
Magneti Marelli Spa  25,800  32,122
Montedison Spa Ord. (a)  18,204  12,448
Olivetti & Co. Spa Ord. (a)  103,300  36,230
Pirelli Spa Ord.   38,500  71,091
SAI (Sta Assieuratrice Industriale) Spa  5,000  45,903
Telecom Italia Spa  18,500  48,017
Telecom Italia Mobile Spa  18,500  46,859
  627,533
JAPAN - 22.1%
Acom Co. Ltd.   1,000  42,605
Amway Japan Ltd.   4,300  137,956
Aoyama Trading Co. Ord.   6,400  170,004
Asahi Chemical Industry Co. Ltd.   6,000  33,946
Asahi Breweries Ltd.   6,000  62,096
Bank of Tokyo-Mitsubishi Ltd.   3,000  55,627
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Bridgestone Corp.   4,000 $ 75,895
Canon, Inc.   27,000  596,119
Citizen Watch Co. Ltd. Ord.   11,000  78,741
DDI Corp. Ord.   22  145,339
Daiwa House Industry Co. Ltd.   7,000  89,953
Daiwa Securities Co. Ltd.   23,000  204,312
Denny's Japan Co. Ltd.   2,000  61,061
Daito Trust Construction Co.   17,900  199,146
Fuji Bank Ltd.   7,000  102,027
Fuji Photo Film Co. Ltd.   21,000  691,850
Fujitsu Ltd.   9,000  83,829
Hitachi Koki Co. Ltd. Ord.   4,000  28,599
Hitachi Ltd.   27,000  251,488
Hitachi Maxell Ltd.   10,000  220,785
Honda Motor Co. Ltd.   15,000  428,202
Hoya Corp.   1,000  39,241
Ito-Yokado Co. Ltd.   7,000  304,269
Jusco Co. Ltd.   1,000  33,894
Kao Corp.   2,000  23,286
Kobe Steel Ltd. Ord. (a)  19,000  39,983
Komatsu Ltd. Ord.   28,000  229,409
Kyocera Corp.   1,000  62,268
Matsushita Electric Industrial Co. Ltd.   23,000  374,903
Minebea Co. Ltd.   19,000  158,620
Minolta Camera Co. Ltd.   4,000  24,183
Mitsubishi Electric Co. Ord.   18,000  107,115
Mitsubishi Estate Co. Ltd.   6,000  61,578
Mitsubishi Heavy Industries Ltd.   31,000  245,968
NEC Corp.   3,000  36,223
NKK Corp. (a)  17,000  38,266
Namco Ltd.   1,600  48,987
Nichido Fire & Marine Insurance
 Co. Ltd. (a)  250  1,423
Nichiei Co. Ltd.   600  44,243
Nikko Securities Co. Ltd.   13,000  96,869
Nintendo Co. Ltd. Ord.   5,100  364,631
Nippon Telegraph & Telephone Corp. Ord.   5  37,861
Nitto Denko Corp.   2,000  29,323
Nomura Securities Co. Ltd.   21,000  315,136
Omron Corp.   4,000  75,205
Onward Kashiyama & Co. Ltd.   9,000  126,520
Orix Corp.   7,000  290,987
Ricoh Co. Ltd. Ord.   15,000  172,057
Rohm Co. Ltd.   2,000  131,091
Sakura Bank Ltd.   25,000  178,525
Sankyo Co. Ltd.   6,000  169,728
Sekisui Chemical Co. Ltd.   6,000  60,543
Sony Corp.   5,600  366,572
TDK Corp.   3,000  195,343
Takeda Chemical Industries Ltd. (a)  32,000  670,634
Toyota Motor Corp.   30,000  861,578
Uni Charm Corp. Ord.   2,000  48,987
Uny Co. Ltd.   7,000  127,986
York Benimaru Co.   400  11,143
  9,964,158
KOREA (SOUTH) - 0.3%
Korea Electric Power Corp.   4,890  142,360

 SHARES VALUE (NOTE 1)
MEXICO - 0.4%
Cifra SA Class C (a)  40,000 $ 48,688
Gruma SA Class B sponsored
 ADR (a)(b)  2,200  52,800
Tubos De Acero De Mexico ADR (a)  3,700  58,738
  160,226
MALAYSIA - 0.1%
Arab Malaysian Corp. BHD  9,000  44,902
MULTI-NATIONAL- 0.0%
Morgan Stanley Asia-Pacific Fund, Inc.   900  8,775

NETHERLANDS - 5.8%
AKZO Nobel NV  3,200  436,961
DSM NV  1,700  167,610
ING Groep NV  10,460  376,446
KBB NV Ord.   900  64,832
KLM Royal Dutch Air Lines NV  2,110  59,333
Koninklijke KNP BT NV  800  17,451
New Holland NV (a)  3,900  81,413
Philips Electronics NV (Bearer)  7,800  315,917
Royal Dutch Petroleum Co. Ord.   3,040  532,787
Unilever NV Ord.   2,000  353,642
Vendex International NV  500  21,379
Vendex International NV (b)  4,300  183,863
  2,611,634
NETHERLANDS ANTILLES - 0.3%
Schlumberger Ltd.   1,500  149,813
NORWAY - 1.3%
Den Norske Bank AS Class A Free shares  48,300  185,536
Norsk Hydro AS  4,100  222,421
Orkla AS Class B (non-vtg.)  800  50,674
Saga Petroleum AS Class B  7,900  123,863
  582,494
PERU - 0.0%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  1,600  27,000
PORTUGAL - 0.1%
Telecel Comunicacoes Pessoais SA (a)  500  31,905
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   61,000  55,791
SOUTH AFRICA - 0.2%
JCI Ltd. (a)  8,000  78,658
SPAIN - 3.6%
ACERINOX SA (Reg.)  700  101,101
Banco Bilbao Vizcaya SA Ord. (Reg.)  6,900  372,384
Banco de Santander SA Ord. (Reg.)  4,800  307,091
Banco Intercontinental Espanol  800  123,982
FOCSA (Fomento Construcciones y
 Contratas SA)  900  83,840
Tabacalera SA, Series A  8,000  344,291
Telefonica de Espana SA Ord.   13,700  318,004
  1,650,693
SWEDEN - 5.5%
ABB AB, Series B  300  33,812
Astra AB Class A Free shares  2,700  132,839
Assi Doman Ab Free shares  1,600  44,382
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SWEDEN - CONTINUED
Bure Investment AB (b)  1,300 $ 15,373
Electrolux AB  3,200  185,002
Esselte AB Class B Free shares  1,900  41,885
Investor AB Class B Free shares  4,500  198,076
Nordbanken AB  3,000  90,443
Scania AB:
 Class B  10,200  253,896
 Series B (warrants) (a)  3,100  2,761
Skandinaviska Enskilda Banken
 Class A Free shares  5,300  54,163
Skandia Foersaekrings AB  5,700  160,607
Svenska Cellulosa AB (SCA)
 Class B Ord.   2,500  50,550
Svenska Handelsbanken  1,500  42,922
Swedish Match Co.   48,000  168,184
Volvo AB Class B  45,000  988,737
  2,463,632
SWITZERLAND - 2.8%
Credit Suisse Group (Reg.)  2,300  235,745
Nestle SA (Reg.)  166  177,817
Novartis AG (Reg.)  624  713,076
Roche Holding AG participation
 certificates  17  131,983
  1,258,621
UNITED KINGDOM - 12.3%
Asda Group PLC  45,900  96,711
BAT Industries PLC Ord.   5,400  44,771
Barclays PLC Ord.   12,800  219,045
Barratt Developments PLC  35,000  151,087
Bass PLC Ord.   6,200  87,301
Blue Circle Industries PLC  9,200  56,262
Boots Co. PLC (The)  6,900  71,155
British Airways PLC Ord.   5,400  56,102
British Aerospace PLC  3,600  78,812
British Petroleum PLC Ord.   39,576  474,556
British Telecommunications PLC Ord.   17,200  116,381
Cable & Wireless PLC Ord.   11,800  98,641
Caradon PLC  60,100  247,083
Christies International PLC  200  795
Cookson Group PLC  100,200  404,218
Courtaulds PLC Ord.   800  5,413
Dixons Group PLC  25,000  232,540
Glaxo Holdings PLC  14,000  227,829
Granada Group PLC  17,400  257,228
Grand Metropolitan PLC  38,446  301,630
ICI (Imperial Chemical Industries)
 PLC Ord.  3,000  39,545
Ladbroke Group PLC Ord.   12,100  48,087
Lloyds TSB Group PLC  54,063  399,149
Lucas Varity PLC  5,600  21,392
National Grid Co. PLC  27,400  91,526
National Westminster Bank PLC Ord.   8,200  96,360
Prudential Corp. PLC  8,705  73,365
Redland PLC Ord.   10,300  65,106
Rentokil Group PLC  3,000  22,612
Rolls Royce PLC Ord.   26,371  116,096
Rugby Group PLC  36,000  57,968
Sears PLC  56,200  90,494
Shell Transport & Trading Co. PLC
 (Reg.)  23,000  398,324
 ADR  500  51,188

 SHARES VALUE (NOTE 1)
SmithKline Beecham PLC Ord.   20,740 $ 287,063
Unigate PLC  7,900  56,296
Unilever PLC Ord.   7,200  174,520
Vodafone Group PLC sponsored ADR  500  20,688
Vodafone Group PLC  48,925  207,007
Wickes PLC  11,300  3,871
  5,548,217
UNITED STATES OF AMERICA - 2.1%
Alumax, Inc. (a)  9,700  323,738
Aluminum Co. of America  5,300  337,875
Jefferson Smurfit Corp. (a)  500  8,031
Kaiser Aluminum Corp. (a)  11,000  127,875
MCI Communications Corp.   3,100  101,331
Newmont Mining Corp.   1,000  44,750

  943,600
TOTAL COMMON STOCKS
 (Cost $35,482,772)   38,127,877
PREFERRED STOCKS - 1.3%
CONVERTIBLE PREFERRED STOCKS - 0.0%
JAPAN - 0.0%
AJL participating trust exchangeable  1,300  21,288
NONCONVERTIBLE PREFERRED STOCKS - 1.3%
GERMANY - 0.2%
Volkswagen AG  200  64,736
ITALY - 1.1%
SAI Sta Assicuratrice Industriale Spa  7,000  25,023
Stet (Societa Finanziaria
 Telefonica) Spa  116,400  392,754
Telecom Italia Mobile Spa de Risp  55,800  80,906
  498,683
TOTAL NONCONVERTIBLE PREFERRED STOCKS   563,419
TOTAL PREFERRED STOCKS
 (Cost $444,744)   584,707
CONVERTIBLE BONDS - 0.2%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
BERMUDA - 0.2%
MBL International Finance of
 Bermuda 3%, 11/30/02
 (Cost $90,280) Aa2 $ 80,000  84,800
GOVERNMENT OBLIGATIONS - 0.1%
UNITED STATES OF AMERICA - 0.1%
U.S. Treasury Bills, yields at
 date of purchase 4.94% to
 4.97%, 3/6/97 (c)
 (Cost $34,636)    35,000  34,696
CASH EQUIVALENTS - 14.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97  $ 6,333,374 $ 6,331,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $42,383,432)  $ 45,163,080
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
5 Nikkei 225 Stock
 Index Contracts  March, 1997 $ 484,500 $ (15,797)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT
IN SECURITIES -1.1%
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $436,794 or 1.0% of net assets.
3. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,783.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $42,918,481 and $23,044,893, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms amounted to $8,195 for the period (see Note 4 of Notes to Financial Statements).
The market value of futures contracts opened and closed during the period amounted to $713,604 and $205,984, respectively.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $42,391,330. Net unrealized appreciation aggregated $2,771,750 of which $4,290,318 related to appreciated investment securities and $1,518,568 related to depreciated investment securities.
The fund hereby designates approximately $489,000 as a capital gain dividend for the purpose of the dividend paid deduction.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities
Aerospace & Defense   0.4%
Basic Industries    10.8
Cash Equivalents   14.1
Construction & Real Estate    3.1
Durables    11.9
Energy    8.1
Finance    13.3
Health    5.3
Holding Companies   0.1
Industrial Machinery & Equipment    4.2
Media & Leisure   2.5
Nondurables   5.2
Precious Metals   0.9
Retail & Wholesale   4.2
Services    0.7
Technology    6.1
Transportation   0.7
Utilities   8.4
    100.0%
VARIABLE INSURANCE PRODUCTS FUND III: OVERSEAS FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in                        $ 45,163,080
securities, at
value
(including
repurchase
agreements
of
$6,331,000)
(cost
$42,383,432)
-
See
accompanyin
g schedule

Receivable for                        102,313
investments
sold

Receivable for                        9,757
fund shares
sold

Dividends                             63,630
receivable

Interest                              200
receivable

 TOTAL ASSETS                         45,338,980

LIABILITIES

Payable to                $ 10,611
custodian
bank

Payable for                57,646
investments
purchased

Accrued                    30,279
management
fee

Payable for                375
daily
variation on
futures
contracts

Other payables             35,171
and
accrued
expenses

 TOTAL                                134,082
LIABILITIES

NET ASSETS                           $ 45,204,898

Net Assets
consist of:

Paid in capital                      $ 42,012,643

Distributions in                      (36,291
excess of net                        )
investment
income

Accumulated                           464,379
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                        2,764,167
appreciation
(depreciation
) on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                      $ 45,204,898
3,775,844
shares
outstanding

NET ASSET                             $11.97
VALUE,
offering price
and
redemption
price per
share
($45,204,898
(divided by) 3,775,844
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1996

INVESTMENT                      $ 627,018
INCOME
Dividends

Special                          86,646
dividend from
Volvo AB

Interest                         270,381

                                 984,045

Less foreign                     (79,992
taxes                           )
withheld

 TOTAL                           904,053
INCOME

EXPENSES

Management         $ 251,105
fee

Transfer agent      22,299
fees

Accounting          60,125
fees and
expenses

Non-interested      123
trustees'
compensatio
n

Custodian fees      161,210
and
expenses

Registration        8
fees

Audit               19,171

Legal               524

Miscellaneous       189

 Total              514,754
expenses
before
reductions

 Expense            (18,773      495,981
reductions         )

NET                              408,072
INVESTMENT
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss)
on:

 Investment         1,484,108
securities

 Foreign            (1,172
currency           )
transactions

 Futures            (7,323       1,475,613
contracts          )

Change in net
unrealized
appreciation
(depreciation
) on:

 Investment         2,189,442
securities

 Assets and         417
liabilities in
 foreign
currencies

 Futures            (15,797      2,174,062
contracts          )

NET GAIN (LOSS)                  3,649,675


NET INCREASE                    $ 4,057,747
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

OTHER                           $ 18,773
INFORMATION
Expense
reductions
  FMR
reimburseme
nt

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 3, 1995
                                    DECEMBER 31,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   DECEMBER 31, 1995

Operations          $ 408,072      $ 77,870
Net
investment
income

 Net realized        1,475,613      (47,389)
gain (loss)

 Change in           2,174,062      590,105
net
unrealized
appreciation
(depreciation
)

 NET INCREASE        4,057,747      620,586
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (430,983)      (77,870)
shareholders
From net
investment
income

 In excess of        -              (13,153)
net
investment
income

 From net            (964,072)      -
realized gain

 TOTAL               (1,395,055)    (91,023)
DISTRIBUTION
S

Share                26,228,208     17,966,550
transactions
Net proceeds
from sales of
shares

 Reinvestmen         1,395,055      91,023
t of
distributions

 Cost of             (2,675,949)    (992,244)
shares
redeemed

 NET INCREASE        24,947,314     17,065,329
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIO
NS

  TOTAL              27,610,006     17,594,892
INCREASE
(DECREASE)
IN NET ASSETS


NET ASSETS           17,594,892     -
 Beginning of
period

 End of period      $ 45,204,898   $ 17,594,892
(including
distribution
s in excess
of net
investment
income of
$36,291
and
$14,210,
respectivel
y)

OTHER
INFORMATION
Shares

 Sold                2,280,628      1,690,464

 Issued in           118,507        8,327
reinvestment
of
distributions

 Redeemed            (229,159)      (92,923)

 Net increase        2,169,976      1,605,868
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA   YEAR ENDED                             JANUARY 3, 1995
                          DECEMBER 31,                           (COMMENCEMENT
                          1996                                   OF OPERATIONS) TO
                                                                 DECEMBER 31, 1995


Net asset        $ 10.96    $ 10.00
value,
beginning of
period

Income from
Investment
Operations

 Net              .12 E      .05
investment
income

 Net realized     1.28       .97
and
unrealized
gain (loss)

 Total from       1.40       1.02
investment
operations



Less
Distributions

 From net         (.12) F    (.05)
investment
income

 In excess of     -          (.01)
net
investment
income

 From net         (.27) F    -
realized gain

 Total            (.39)      (.06)
distributions

Net asset        $ 11.97    $ 10.96
value, end of
period

TOTAL             12.84%     10.20%
RETURN A, B

RATIOS AND
SUPPLEMENT
AL DATA

Net assets,      $ 45,205   $ 17,595
end of period
(000 omitted)

Ratio of          1.49% C    1.50% C
expenses to
average net
assets

Ratio of net      1.23%      1.23%
investment
income to
average net
assets

Portfolio         80%        43%
turnover rate

Average          $ .0172
commission
rate D

A  THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). B TOTAL RETURNS DO NOT REFLECT CHARGES
ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE
TOTAL RETURNS SHOWN. C FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). D FOR FISCAL YEARS BEGINNING
ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND
TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER. E INVESTMENT
INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM
VOLVO AB WHICH AMOUNTED TO $.02 PER SHARE. F THE
AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED
TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO
FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
The Money Market Fund, Government Investment Fund, High Yield Fund, Balanced Portfolio (formerly Income and Growth Fund), Growth Opportunities Portfolio (formerly Growth Opportunities Fund) and Overseas Fund (the funds) are funds of Variable Insurance Products Fund III (the trust) (formerly Fidelity Advisor Annuity Fund). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION:
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
GOVERNMENT INVESTMENT FUND AND HIGH YIELD FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
BALANCED PORTFOLIO. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

GROWTH OPPORTUNITIES PORTFOLIO AND OVERSEAS FUND. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME:
MONEY MARKET FUND. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
GOVERNMENT INVESTMENT, HIGH YIELD, BALANCED, GROWTH OPPORTUNITIES AND OVERSEAS FUNDS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, if any, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the Money Market Fund. Distributions are recorded on the ex-dividend date for all other funds. Certain foreign currency gains (losses) are taxable as ordinary income and, therefore, increase (decrease) taxable ordinary income available for distribution. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income, distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The funds, as applicable, may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The funds, as applicable, may use futures contracts and options to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the funds' exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the funds' exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of each applicable fund's variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.
For the Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a basic fund fee rate of .03% of the fund's average net assets, plus a fixed income group fee rate and an income based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period for the fund. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income based component is .24% of average net assets. For the period, the management fee was equivalent to an annual rate of .21% of average net assets.
For all other funds, FMR receives a monthly fee that is calculated on the basis of a group rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period for the Balanced, Growth Opportunities, and the Overseas funds. The rates ranged from .1100% to .3700% for the period for the Government Investment and High Yield funds. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20% for the Balanced, .30% for the Government Investment and Growth Opportunities, and
 .45% for the High Yield and Overseas funds, respectively. For the period, the management fees were equivalent to annual rates of .44%, .59%, .48%,
 .61%, and .76% respectively of average net assets for the Government Investment, High Yield, Balanced, Growth Opportunities and Overseas funds, respectively. Effective August 1, 1996, FMR voluntarily agreed to reduce Balanced Portfolio's individual fund fee rate from .20% to .15%. SUB-ADVISER FEE. As the Money Market Fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
FMR, on behalf of the High Yield, Balanced, Growth Opportunities, and Overseas funds, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc. and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .06%, .06%, .07%, .06%, .07% and .07% of the average net assets of the Money Market, Government Investment, High Yield, Balanced, Growth Opportunities and Overseas funds, respectively. ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.00% of average net assets for the Money Market, High Yield and Government Investment funds, and 1.50% of average net assets for the Balanced, Growth Opportunities, and Overseas funds.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, FMR agreed to reimburse a portion of the Government Investment and Overseas funds' operating expenses.
FMR has also directed certain portfolio trades to brokers who paid a portion of certain fund's expenses. In addition, certain funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of certain fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, an affiliate of FMR was record owner of 11% of the outstanding shares of the Government Investment Fund. In addition, certain unaffiliated insurance companies were record owners of 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
 FUND  UNAFFILIATED INSURANCE COMPANIES
   #OF % OF OWNERSHIP
Balanced  1 100
 Government Investment  1  89
 Growth Opportunities  1 100
High Yield  1 100
 Money Market  1 100
Overseas  1 100
7. FUND LIQUIDATION INFORMATION.
In September 1996, the Board of Trustees approved a proposal to liquidate Money Market Fund, Government Investment Fund, High Yield Fund, and Overseas Fund, which would be a taxable transaction, and to transfer the assets of those funds at fair market value to Money Market Portfolio, Investment Grade Bond Portfolio, High Income Portfolio, and Overseas Portfolio, respectively, of the Variable Insurance Products trusts. The transfer of assets will have no tax impact on the owners of the variable annuity contracts. The liquidation of the funds and the transfer of the funds' assets are expected to occur in the first quarter of 1997.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Variable Insurance Products Fund III (formerly Fidelity Advisor Annuity Fund) and the Shareholders of Money Market Fund, Government Investment Fund, High Yield Fund, Balanced Fund Portfolio (formerly Income & Growth Fund), Growth Opportunites Portfolio (formerly Growth Opportunities Fund) and Overseas Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Fund, Government Investment Fund, High Yield Fund, Balanced Portfolio (formerly Income & Growth Fund), Growth Opportunities Portfolio (formerly Growth Opportunities Fund) and Overseas Fund (funds of Fidelity Variable Insurance Products Fund III (formerly Fidelity Advisor Annuity Fund)) at December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Variable Insurance Products Fund III 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
February 11, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Variable Insurance Products Fund III voted to pay to shareholders of record at the opening of business on February 7, 1997, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 DIVIDENDS CAPITAL GAINS
Money Market Fund - -
Government Investment Fund - -
High Yield Fund - -
Balanced Portfolio $0.31 -
Growth Opportunities Portfolio $0.25 $0.35
Overseas Fund - $0.13






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
FMR Texas Inc., Irving, TX
 MONEY MARKET FUND
Fidelity Management & Research (U.K.) Inc.,
 London, England
 BALANCED AND GROWTH OPPORTUNITIES PORTFOLIOS,
 HIGH YIELD AND OVERSEAS FUNDS
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
 BALANCED AND GROWTH OPPORTUNITIES PORTFOLIOS,
 HIGH YIELD AND OVERSEAS FUNDS
Fidelity International Investment Advisors
 Pembroke, Bermuda
 OVERSEAS FUND
Fidelity International Investment Advisors (U.K.) Limited
 Kent, England
 OVERSEAS FUND
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Bettina Doulton, VICE PRESIDENT
Kevin E. Grant, VICE PRESIDENT
Bob Litterst, VICE PRESIDENT
Richard R. Mace, Jr., VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT
Thomas D. Maher, ASSISTANT VICE PRESIDENT - MONEY MARKET FUND
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER - MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams
* INDEPENDENT TRUSTEES
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIANS
The Bank of New York, New York, NY
 MONEY MARKET, GOVERNMENT INVESTMENT AND
 HIGH YIELD FUNDS
The Chase Manhattan Bank, N.A., New York, NY
 BALANCED PORTFOLIO AND OVERSEAS FUND
Brown Brothers Harriman & Co., Boston, MA
 GROWTH OPPORTUNITIES PORTFOLIO